                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-4367
                                                     --------

                         Columbia Funds Series Trust I
                        -------------------------------
              (Exact name of registrant as specified in charter)

            One Financial Center, Boston, Massachusetts         02111
        ----------------------------------------------------------------
              (Address of principal executive offices)        (Zip code)

                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
                        -------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-426-3750
                                                          --------------

                    Date of fiscal year end: June 30, 2007
                                             -------------

                  Date of reporting period: December 31, 2006
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholder

                                    [GRAPHIC]



                                                                  --------------

Columbia Small Cap Value Fund I


Semiannual Report - December 31, 2006

                       NOT FDIC INSURED  May Lose Value
                                        -----------------
                                        No Bank Guarantee

President's Message

                                                              December 31, 2006

  Table of contents


                      Performance Information          1

                      Fund Profile                     2

                      Understanding Your Expenses      4

                      Investment Portfolio             5

                      Statement of Assets and
                      Liabilities                     13

                      Statement of Operations         14

                      Statement of Changes in Net
                      Assets                          15

                      Financial Highlights            16

                      Notes to Financial Statements   20

                      Board Consideration and
                      Approval of Investment Advisory
                      Agreements                      26

                      Summary of Management Fee
                      Evaluation by Independent Fee
                      Consultant                      29

                      Columbia Funds                  35

                      Important Information
                      About This Report               37

  The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO]
Christopher L. Wilson
President, Columbia Funds




                     Dear Shareholder,
                     Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient -- and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

                     As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors -- especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us -- now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Performance Information - Columbia Small Cap Value Fund I

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                          Growth of a $10,000 investment 01/01/97 - 12/31/06 ($)
                          Sales charge          without          with
                          Class A               30,782           29,012
                          Class B               28,520           28,520
                          Class C               28,555           28,555
                          Class Z               31,597              n/a

The table above shows the growth in value of a hypothetical $10,000 investment in shares of Columbia Small Cap Value Fund I during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

    Average annual total return as of 12/31/06 (%)

    Share class          A             B             C             Z
    -----------------------------------------------------------------------
    Inception            07/25/86      11/09/92      01/15/96      07/31/95
    -----------------------------------------------------------------------
    Sales charge         without with  without with  without with  without
    6-month (cumulative)  9.32    3.03  8.90    3.90  8.92    7.92  9.47
    1-year               19.28   12.42 18.37   13.37 18.40   17.40 19.58
    5-year               14.87   13.52 14.01   13.77 14.01   14.01 15.20
    10-year              11.90   11.24 11.05   11.05 11.06   11.06 12.19

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.
Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.
The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                         Net asset value per share

                         as of 12/31/06 ($)
                         Class A                   48.90
                         Class B                   41.88
                         Class C                   43.90
                         Class Z                   50.78
                         Distributions declared per share

                         07/01/06 - 12/31/06 ($)
                         Class A                    3.60
                         Class B                    3.59
                         Class C                    3.59
                         Class Z                    3.72

Fund Profile - Columbia Small Cap Value Fund I


 Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Summary

  6-month cumulative return as of 12/31/06:


                                         [GRAPHIC] 9.32%
                                                   Class A shares,
                                                    (without sales charge)

                                         [GRAPHIC] 11.81%
                                                   Russell 2000 Value
                                                   Index

  Management Style

  Equity Style

                                      [GRAPHIC]




  Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
Summary
.. For the six-month period ended December 31, 2006, the fund's Class A shares returned 9.32% without sales charge. The fund trailed the Russell 2000 Value Index, which returned 11.81%/1/, and beat the average return of Morningstar Small Value Category, which was 8.61%./2/ We believe, however, a slight bias toward smaller stocks within the sector and an adherence to a strict value discipline helped the fund outperform its peer group average.

.. Both financials and industrials aided performance. Strong stock selection among commercial banks and insurers along with a lack of exposure to "thrifts," which are made up primarily of savings and loan organizations and savings banks, gave the biggest boost to returns in the financials sector. On the industrials side, we focused on capital goods, aerospace and defense companies, which did well. Among the year's standouts were Cash America International, Inc. (1.1% of net assets), a pawn shop operator benefiting from increased gold prices, and KHD Humboldt Wedag International, Inc. (1.2% of net assets), a multi-national industrial services company seeing strong growth in Eastern Europe and Asia.

.. Returns from health care and energy stocks were disappointing. In health care, we did not own the lower-quality stocks that were the period's best performers. In addition, our emphasis on companies that manage health-care facilities and offer medical services hampered return. Both were pressured by concerns that lower reimbursement rates would hurt pricing and revenues. Energy stocks declined, hampered by coal and energy services investments that were weak performers.

.. Despite several years of strong gains, we expect small-cap value stocks to keep up with the broader market as long as credit remains available at reasonable rates and the economy continues to grow. We plan to continue to focus on companies we believe to be financially strong with above-average stakes in industrials and health care, where we seek opportunities that meet our investment criteria.


/1/The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

/2/(C)2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

   Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Fund Profile (continued) - Columbia Small Cap Value Fund I


Portfolio Management
Stephen D. Barbaro has managed or co-managed the Columbia Small Cap Value Fund I since June 2002 and has been with advisor or its predecessors or affiliate organizations since 1976.
Jeremy Javidi has co-managed the fund since August 2005 and has been with the advisor or its predecessors or affiliate organizations since 2000.


Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page. Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.
Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.
Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Understanding Your Expenses - Columbia Small Cap Value Fund I


  Estimating your actual expenses

  To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

 . For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.
 . For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
 1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
 2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
Shareholder expense example
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.


07/01/06 - 12/31/06
        Account value at the        Account value at the end    Expenses paid      Fund's annualized
        beginning of the period ($)   of the period ($)      during the period ($) expense ratio (%)
----------------------------------------------------------------------------------------------------
        Actual      Hypothetical    Actual     Hypothetical  Actual  Hypothetical       Actual
Class A 1,000.00    1,000.00        1,093.21   1,018.85       6.65    6.41               1.26
Class B 1,000.00    1,000.00        1,088.98   1,015.07      10.58   10.21               2.01
Class C 1,000.00    1,000.00        1,089.18   1,015.07      10.58   10.21               2.01
Class Z 1,000.00    1,000.00        1,094.72   1,020.11       5.33    5.14               1.01

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio - Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks - 100.1%

                                                                             Shares  Value ($)
Consumer Discretionary - 10.3%
Auto Components - 1.2%          American Axle & Manufacturing Holdings, Inc. 122,140  2,319,439
                                BorgWarner, Inc.                              81,100  4,786,522
                                Modine Manufacturing Co.                     126,143  3,157,359
                                -------------------------------------------- ------- ----------
                                Auto Components Total                                10,263,320

Distributors - 0.4%             Building Materials Holding Corp.             142,956  3,529,584
                                -------------------------------------------- ------- ----------
                                Distributors Total                                    3,529,584

Hotels, Restaurants &           Bob Evans Farms, Inc.                         95,790  3,277,934
Leisure - 1.9%                  Landry's Restaurants, Inc.                   134,400  4,044,096
                                Multimedia Games, Inc. (a)                   172,463  1,655,645
                                Scientific Games Corp., Class A (a)          152,160  4,599,796
                                Vail Resorts, Inc. (a)                        81,200  3,639,384
                                -------------------------------------------- ------- ----------
                                Hotels, Restaurants & Leisure Total                  17,216,855

Household Durables - 1.8%       American Greetings Corp., Class A            294,700  7,034,489
                                CSS Industries, Inc.                          70,260  2,485,096
                                Furniture Brands International, Inc.         149,720  2,429,956
                                Kimball International, Inc., Class B         180,834  4,394,266
                                -------------------------------------------- ------- ----------
                                Household Durables Total                             16,343,807

Media - 0.3%                    4Kids Entertainment, Inc. (a)                159,900  2,913,378
                                -------------------------------------------- ------- ----------
                                Media Total                                           2,913,378

Specialty Retail - 3.0%         America's Car-Mart, Inc. (a)                 252,200  2,991,092
                                Borders Group, Inc.                          110,060  2,459,841
                                GameStop Corp., Class A (a)                   88,040  4,851,884
                                Monro Muffler, Inc.                          138,566  4,863,666
                                Payless Shoesource, Inc. (a)                 107,580  3,530,776
                                Rent-A-Center, Inc. (a)                      168,280  4,965,943
                                Zale Corp. (a)                               112,080  3,161,777
                                -------------------------------------------- ------- ----------
                                Specialty Retail Total                               26,824,979

Textiles, Apparel & Luxury      Delta Apparel, Inc.                          100,800  1,722,672
Goods - 1.7%                    Hampshire Group Ltd. (a)                     185,982  3,081,722
                                Hartmarx Corp. (a)                           345,636  2,440,190
                                Stride Rite Corp.                            166,200  2,506,296
                                Wolverine World Wide, Inc.                   196,460  5,603,039
                                -------------------------------------------- ------- ----------
                                Textiles, Apparel & Luxury Goods Total               15,353,919
Consumer Discretionary Total                                                         92,445,842
Consumer Staples - 3.2%
Food & Staples Retailing - 1.0% BJ's Wholesale Club, Inc. (a)                 72,600  2,258,586
                                Weis Markets, Inc.                           162,930  6,535,122
                                -------------------------------------------- ------- ----------
                                Food & Staples Retailing Total                        8,793,708

Food Products - 2.2%            Flowers Foods, Inc.                          101,459  2,738,378
                                J&J Snack Foods Corp.                         89,434  3,702,568
                                Lancaster Colony Corp.                        97,280  4,310,477

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks (continued)

                                                                    Shares  Value ($)
Consumer Staples (continued)
Food Products (continued)    Lance, Inc.                            131,100  2,632,488
                             Maui Land & Pineapple Co., Inc. (a)     80,550  2,732,256
                             Ralcorp Holdings, Inc. (a)              77,800  3,959,242
                             -------------------------------------- ------- ----------
                             Food Products Total                            20,075,409
Consumer Staples Total                                                      28,869,117
Energy - 5.9%
Energy Equipment &           Complete Production Services, Inc. (a)  74,404  1,577,365
Services - 2.6%              Grey Wolf, Inc. (a)                    506,600  3,475,276
                             Lone Star Technologies, Inc. (a)        79,890  3,867,475
                             Lufkin Industries, Inc.                116,078  6,741,810
                             Oil States International, Inc. (a)      63,170  2,035,969
                             Superior Well Services, Inc. (a)        38,800    991,728
                             TriCo Marine Services, Inc. (a)        126,859  4,859,968
                             -------------------------------------- ------- ----------
                             Energy Equipment & Services Total              23,549,591

Oil, Gas & Consumable        Alpha Natural Resources, Inc. (a)      149,640  2,129,377
Fuels - 3.3%                 Aurora Oil & Gas Corp. (a)             380,600  1,221,726
                             Bois d'Arc Energy, Inc. (a)            119,154  1,743,223
                             Comstock Resources, Inc. (a)            51,650  1,604,249
                             Harvest Natural Resources, Inc. (a)    276,821  2,942,607
                             Houston Exploration Co. (a)             39,760  2,058,773
                             Nordic American Tanker Shipping        101,327  3,460,317
                             Peabody Energy Corp.                    73,300  2,962,053
                             Range Resources Corp.                  190,980  5,244,311
                             Stone Energy Corp. (a)                  69,450  2,455,058
                             Swift Energy Co. (a)                    47,530  2,129,819
                             Western Refining, Inc.                  75,910  1,932,669
                             -------------------------------------- ------- ----------
                             Oil, Gas & Consumable Fuels Total              29,884,182
Energy Total                                                                53,433,773
Financials - 29.2%
Capital Markets - 0.9%       Piper Jaffray Companies, Inc. (a)       77,680  5,060,852
                             Thomas Weisel Partners Group, Inc. (a) 134,377  2,835,355
                             -------------------------------------- ------- ----------
                             Capital Markets Total                           7,896,207

Commercial Banks - 11.5%     BancFirst Corp.                         60,870  3,286,980
                             BancTrust Financial Group, Inc.        130,698  3,335,413
                             Bank of Granite Corp.                  211,765  4,017,182
                             Bryn Mawr Bank Corp.                   137,564  3,252,013
                             Capitol Bancorp Ltd.                   146,549  6,770,564
                             Central Pacific Financial Corp.         84,750  3,284,910
                             Chemical Financial Corp.               153,189  5,101,194
                             Chittenden Corp.                       151,050  4,635,724
                             Citizens Banking Corp.                 165,330  4,381,245
                             City Holding Co.                        85,300  3,487,917
                             Columbia Banking System, Inc.          106,050  3,724,476

                                See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks (continued)

                                                                               Shares  Value ($)
Financials (continued)
Commercial Banks (continued)  Community Trust Bancorp, Inc.                    121,994   5,066,411
                              First Citizens BancShares, Inc., Class A          14,066   2,850,334
                              First Financial Bankshares, Inc.                  87,038   3,643,411
                              First Financial Corp.                            112,350   3,982,808
                              First National Bank Alaska                           202     422,180
                              Mass Financial Corp., Class A (a)                283,170     764,559
                              Merchants Bancshares, Inc.                       115,882   2,665,286
                              Northrim BanCorp, Inc.                           119,360   3,174,976
                              S&T Bancorp, Inc.                                114,491   3,969,403
                              Sandy Spring Bancorp, Inc.                        71,850   2,743,233
                              Sterling Bancorp NY                              147,220   2,900,234
                              Susquehanna Bancshares, Inc.                     168,000   4,515,840
                              Taylor Capital Group, Inc.                       114,400   4,188,184
                              TriCo Bancshares                                 150,573   4,097,091
                              Trustmark Corp.                                   85,400   2,793,434
                              UMB Financial Corp.                              154,900   5,655,399
                              Whitney Holding Corp.                            161,320   5,262,258
                              ------------------------------------------------ ------- -----------
                              Commercial Banks Total                                   103,972,659

Consumer Finance - 1.8%       Advance America Cash Advance Centers, Inc.       411,610   6,030,086
                              Cash America International, Inc.                 213,050   9,992,045
                              ------------------------------------------------ ------- -----------
                              Consumer Finance Total                                    16,022,131

Diversified Financial         Financial Federal Corp.                           29,018     853,419
Services - 0.5%               Medallion Financial Corp.                        285,900   3,536,583
                              ------------------------------------------------ ------- -----------
                              Diversified Financial Services Total                       4,390,002

Insurance - 7.3%              American Physicians Capital, Inc. (a)            127,125   5,090,085
                              Baldwin & Lyons, Inc., Class B                   116,328   2,971,017
                              CNA Surety Corp. (a)                             222,100   4,775,150
                              Commerce Group, Inc.                             158,800   4,724,300
                              Delphi Financial Group, Inc., Class A            162,603   6,578,917
                              Harleysville Group, Inc.                          89,400   3,112,908
                              Horace Mann Educators Corp.                      242,959   4,907,772
                              KMG America Corp. (a)                            347,176   3,329,418
                              National Western Life Insurance Co., Class A (a)  12,048   2,772,727
                              Navigators Group, Inc. (a)                       154,116   7,425,309
                              Phoenix Companies, Inc.                          328,400   5,218,276
                              ProCentury Corp.                                 279,519   5,171,102
                              RLI Corp.                                         79,381   4,478,676
                              United America Indemnity Ltd., Class A (a)       191,710   4,856,014
                              ------------------------------------------------ ------- -----------
                              Insurance Total                                           65,411,671

Real Estate Investment Trusts Cousins Properties, Inc.                          75,380   2,658,653
(REITs) - 6.4%                Crescent Real Estate Equities Co.                211,050   4,168,238
                              Equity One, Inc.                                 196,600   5,241,356
                              Franklin Street Properties Corp.                 238,910   5,029,055
                              Getty Realty Corp.                               125,830   3,888,147
                              Healthcare Realty Trust, Inc.                    136,150   5,383,371
                              Highland Hospitality Corp.                       246,200   3,508,350

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks (continued)

                                                                                   Shares  Value ($)
Financials (continued)
Real Estate Investment Trusts
(REITs) (continued)               Lexington Corporate Properties Trust             202,925   4,549,578
                                  Mid-America Apartment Communities, Inc.           39,840   2,280,442
                                  National Health Investors, Inc.                   29,800     983,400
                                  Potlatch Corp.                                   103,300   4,526,606
                                  Strategic Hotels & Resorts, Inc.                 217,800   4,745,862
                                  Sun Communities, Inc.                            108,850   3,522,386
                                  Universal Health Realty Income Trust              92,330   3,599,023
                                  Urstadt Biddle Properties, Inc., Class A         181,130   3,457,772
                                  ------------------------------------------------ ------- -----------
                                  Real Estate Investment Trusts (REITs) Total               57,542,239

Thrifts & Mortgage Finance - 0.8% Corus Bankshares, Inc.                           219,393   5,061,397
                                  TrustCo Bank Corp. NY                            235,960   2,623,875
                                  ------------------------------------------------ ------- -----------
                                  Thrifts & Mortgage Finance Total                           7,685,272
Financials Total                                                                           262,920,181
Health Care - 9.1%
Health Care Equipment &           Analogic Corp.                                    48,130   2,702,018
Supplies - 2.5%                   DJO, Inc. (a)                                     63,260   2,708,793
                                  Greatbatch, Inc. (a)                              89,534   2,410,256
                                  Haemonetics Corp. (a)                             98,760   4,446,175
                                  STERIS Corp.                                     228,560   5,752,855
                                  Viasys Healthcare, Inc. (a)                       78,800   2,192,216
                                  Vital Signs, Inc.                                 38,170   1,905,447
                                  ------------------------------------------------ ------- -----------
                                  Health Care Equipment & Supplies Total                    22,117,760

Health Care Providers &           Cross Country Healthcare, Inc. (a)               211,340   4,611,439
Services - 4.9%                   Genesis HealthCare Corp. (a)                     107,750   5,089,032
                                  Gentiva Health Services, Inc. (a)                221,500   4,221,790
                                  Hooper Holmes, Inc. (a)                          361,200   1,195,572
                                  Kindred Healthcare, Inc. (a)                     194,000   4,898,500
                                  Owens & Minor, Inc.                              106,930   3,343,701
                                  Pediatrix Medical Group, Inc. (a)                178,700   8,738,430
                                  RehabCare Group, Inc. (a)                         92,970   1,380,605
                                  Res-Care, Inc. (a)                               195,070   3,540,520
                                  Symbion, Inc. (a)                                149,550   2,768,170
                                  U.S. Physical Therapy, Inc. (a)                  128,970   1,579,883
                                  United Surgical Partners International, Inc. (a)  97,700   2,769,795
                                  ------------------------------------------------ ------- -----------
                                  Health Care Providers & Services Total                    44,137,437

Life Sciences Tools &             Bio-Rad Laboratories, Inc., Class A (a)           58,520   4,829,070
Services - 1.3%                   PAREXEL International Corp. (a)                  162,180   4,698,355
                                  Varian, Inc. (a)                                  48,060   2,152,607
                                  ------------------------------------------------ ------- -----------
                                  Life Sciences Tools & Services Total                      11,680,032

Pharmaceuticals - 0.4%            Alpharma, Inc., Class A                          150,810   3,634,521
                                  ------------------------------------------------ ------- -----------
                                  Pharmaceuticals Total                                      3,634,521
Health Care Total                                                                           81,569,750

                                See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks (continued)

                                                                               Shares  Value ($)
Industrials - 16.8%
Aerospace & Defense - 2.7%           AAR Corp. (a)                             203,402   5,937,304
                                     Esterline Technologies Corp. (a)          139,800   5,624,154
                                     Moog, Inc., Class A (a)                    69,820   2,666,426
                                     Precision Castparts Corp.                 131,200  10,270,336
                                     ----------------------------------------- ------- -----------
                                     Aerospace & Defense Total                          24,498,220

Airlines - 0.9%                      JetBlue Airways Corp. (a)                 259,400   3,683,480
                                     Skywest, Inc.                             151,800   3,872,418
                                     ----------------------------------------- ------- -----------
                                     Airlines Total                                      7,555,898

Building Products - 1.3%             Goodman Global, Inc. (a)                  130,332   2,241,710
                                     Lennox International, Inc.                 94,340   2,887,748
                                     NCI Building Systems, Inc. (a)            126,580   6,550,515
                                     ----------------------------------------- ------- -----------
                                     Building Products Total                            11,679,973

Commercial Services &                ABM Industries, Inc.                      110,550   2,510,590
Supplies - 3.8%                      Casella Waste Systems, Inc., Class A (a)  213,030   2,605,357
                                     CBIZ, Inc. (a)                            191,805   1,336,881
                                     Consolidated Graphics, Inc. (a)           123,400   7,289,238
                                     Healthcare Services Group, Inc.           177,855   5,150,681
                                     IKON Office Solutions, Inc.               166,590   2,727,078
                                     Korn/Ferry International (a)              145,250   3,334,940
                                     Navigant Consulting, Inc. (a)              45,422     897,539
                                     TeleTech Holdings, Inc. (a)               230,350   5,500,758
                                     United Stationers, Inc. (a)                68,030   3,176,321
                                     ----------------------------------------- ------- -----------
                                     Commercial Services & Supplies Total               34,529,383

Construction & Engineering - 2.1%    EMCOR Group, Inc. (a)                      94,500   5,372,325
                                     KHD Humboldt Wedag International Ltd. (a) 271,644  10,887,491
                                     Washington Group International, Inc. (a)   45,620   2,727,620
                                     ----------------------------------------- ------- -----------
                                     Construction & Engineering Total                   18,987,436

Electrical Equipment - 1.9%          Belden CDT, Inc.                           92,650   3,621,688
                                     Genlyte Group, Inc. (a)                    86,426   6,750,735
                                     Woodward Governor Co.                     160,400   6,369,484
                                     ----------------------------------------- ------- -----------
                                     Electrical Equipment Total                         16,741,907

Machinery - 1.7%                     EnPro Industries, Inc. (a)                152,900   5,077,809
                                     Harsco Corp.                              109,200   8,310,120
                                     Kadant, Inc. (a)                           67,804   1,653,062
                                     ----------------------------------------- ------- -----------
                                     Machinery Total                                    15,040,991

Road & Rail - 1.2%                   Dollar Thrifty Automotive Group, Inc. (a)  47,900   2,184,719
                                     Ryder System, Inc.                         64,800   3,308,688
                                     Werner Enterprises, Inc.                  303,250   5,300,810
                                     ----------------------------------------- ------- -----------
                                     Road & Rail Total                                  10,794,217

Trading Companies &                  Kaman Corp.                               135,780   3,040,114
Distributors - 0.9%                  Watsco, Inc.                              114,130   5,382,371
                                     ----------------------------------------- ------- -----------
                                     Trading Companies & Distributors Total              8,422,485

Transportation Infrastructure - 0.3% Interpool, Inc.                           128,803   3,008,838
                                     ----------------------------------------- ------- -----------
                                     Transportation Infrastructure Total                 3,008,838
Industrials Total                                                                      151,259,348

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks (continued)

                                                                                    Shares  Value ($)
Information Technology - 14.8%
Communications Equipment - 1.9% Anaren, Inc. (a)                                    250,250  4,444,440
                                Andrew Corp. (a)                                    189,860  1,942,268
                                Black Box Corp.                                      58,729  2,466,031
                                Dycom Industries, Inc. (a)                          183,200  3,869,184
                                Polycom, Inc. (a)                                    93,000  2,874,630
                                Tollgrade Communications, Inc. (a)                  154,110  1,628,942
                                --------------------------------------------------- ------- ----------
                                Communications Equipment Total                              17,225,495

Computers & Peripherals - 1.3%  Electronics for Imaging, Inc. (a)                   174,750  4,644,855
                                Emulex Corp. (a)                                    166,260  3,243,733
                                Imation Corp.                                        57,450  2,667,404
                                Mobility Electronics, Inc. (a)                      248,784    833,426
                                --------------------------------------------------- ------- ----------
                                Computers & Peripherals Total                               11,389,418

Electronic Equipment &
Instruments - 3.3%              Agilysys, Inc.                                      118,879  1,990,034
                                Anixter International, Inc. (a)                      80,000  4,344,000
                                Benchmark Electronics, Inc. (a)                     179,850  4,381,146
                                Brightpoint, Inc. (a)                               377,914  5,082,943
                                Coherent, Inc. (a)                                   75,268  2,376,211
                                MTS Systems Corp.                                   106,482  4,112,335
                                NAM TAI Electronics, Inc.                           209,420  3,181,090
                                Vishay Intertechnology, Inc. (a)                    321,200  4,349,048
                                --------------------------------------------------- ------- ----------
                                Electronic Equipment & Instruments Total                    29,816,807

Internet Software &             Keynote Systems, Inc. (a)                            70,450    746,770
                                --------------------------------------------------- ------- ----------
Services - 0.1%                 Internet Software & Services Total                             746,770

IT Services - 1.5%              Acxiom Corp.                                        103,616  2,657,750
                                CSG Systems International, Inc. (a)                  55,768  1,490,679
                                MAXIMUS, Inc.                                        64,890  1,997,314
                                MPS Group, Inc. (a)                                 530,350  7,520,363
                                --------------------------------------------------- ------- ----------
                                IT Services Total                                           13,666,106

Semiconductors & Semiconductor  Actel Corp. (a)                                     167,891  3,048,901
Equipment - 4.3%                Advanced Energy Industries, Inc. (a)                146,920  2,772,380
                                Asyst Technologies, Inc. (a)                        302,139  2,208,636
                                ATMI, Inc. (a)                                       99,020  3,023,081
                                Brooks Automation, Inc. (a)                         120,665  1,737,576
                                Cabot Microelectronics Corp. (a)                     61,840  2,098,850
                                Cymer, Inc. (a)                                      61,120  2,686,224
                                Exar Corp. (a)                                      182,500  2,372,500
                                Fairchild Semiconductor International, Inc. (a)     181,450  3,050,174
                                MEMC Electronic Materials, Inc. (a)                  71,900  2,814,166
                                Sigmatel, Inc. (a)                                  423,700  1,855,806
                                Standard Microsystems Corp. (a)                     163,300  4,569,134
                                Varian Semiconductor Equipment Associates, Inc. (a)  96,675  4,400,646
                                Veeco Instruments, Inc. (a)                         123,130  2,306,225
                                --------------------------------------------------- ------- ----------
                                Semiconductors & Semiconductor Equipment Total              38,944,299

Software - 2.4%                 Captaris, Inc. (a)                                  375,600  2,918,412
                                Lawson Software, Inc. (a)                           445,250  3,290,398
                                Mapinfo Corp. (a)                                   147,444  1,924,144

                                See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks (continued)

                                                                                Shares  Value ($)
Information Technology (continued)
Software (continued)               MSC.Software Corp. (a)                       239,500   3,647,585
                                   Sybase, Inc. (a)                             153,850   3,800,095
                                   Synchronoss Technologies, Inc. (a)           154,296   2,116,941
                                   Transaction Systems Architects, Inc. (a)     126,300   4,113,591
                                   -------------------------------------------- ------- -----------
                                   Software Total                                        21,811,166
Information Technology Total                                                            133,600,061
Materials - 6.7%
Chemicals - 1.6%                   H.B. Fuller Co.                              252,700   6,524,714
                                   Minerals Technologies, Inc.                   70,250   4,129,997
                                   Sensient Technologies Corp.                  173,000   4,255,800
                                   -------------------------------------------- ------- -----------
                                   Chemicals Total                                       14,910,511

Construction Materials - 0.8%      Eagle Materials, Inc.                        157,600   6,813,048
                                   -------------------------------------------- ------- -----------
                                   Construction Materials Total                           6,813,048

Containers & Packaging - 1.7%      AptarGroup, Inc.                              82,400   4,864,896
                                   Greif, Inc., Class A                          88,250  10,448,800
                                   -------------------------------------------- ------- -----------
                                   Containers & Packaging Total                          15,313,696

Metals & Mining - 1.7%             Carpenter Technology Corp.                    44,270   4,538,560
                                   Metal Management, Inc.                        72,670   2,750,560
                                   RTI International Metals, Inc. (a)            58,150   4,548,493
                                   Worthington Industries, Inc.                 178,050   3,155,046
                                   -------------------------------------------- ------- -----------
                                   Metals & Mining Total                                 14,992,659

Paper & Forest Products - 0.9%     Glatfelter Co.                               251,350   3,895,925
                                   Mercer International, Inc. (a)               326,800   3,879,116
                                   -------------------------------------------- ------- -----------
                                   Paper & Forest Products Total                          7,775,041
Materials Total                                                                          59,804,955
Telecommunication Services - 0.3%
Diversified Telecommunication
Services - 0.3%                    North Pittsburgh Systems, Inc.               113,713   2,745,032
                                   -------------------------------------------- ------- -----------
                                   Diversified Telecommunication Services Total           2,745,032
Telecommunication Services Total                                                          2,745,032
Utilities - 3.8%
Electric Utilities - 2.2%          ALLETE, Inc.                                  65,700   3,057,678
                                   El Paso Electric Co. (a)                     181,100   4,413,407
                                   Maine & Maritimes Corp. (a)                   36,100     547,998
                                   MGE Energy, Inc.                              94,496   3,456,664
                                   Otter Tail Corp.                             121,050   3,771,918
                                   Puget Energy, Inc.                           174,500   4,425,320
                                   -------------------------------------------- ------- -----------
                                   Electric Utilities Total                              19,672,985

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)

Common Stocks (continued)

                                                                                Shares    Value ($)
Utilities (continued)
Gas Utilities - 0.9%         Northwest Natural Gas Co.                             90,000   3,819,600
                             WGL Holdings, Inc.                                   130,300   4,245,173
                             -------------------------------------------------- --------- -----------
                             Gas Utilities Total                                            8,064,773

Multi-Utilities - 0.7%       CH Energy Group, Inc.                                123,550   6,523,440
                             -------------------------------------------------- --------- -----------
                             Multi-Utilities Total                                          6,523,440
Utilities Total                                                                            34,261,198
                             Total Common Stocks (Cost of $620,038,551)                   900,909,257
Short-Term Obligation - 0.1%                                                    Par ($)
                             Repurchase agreement with State Street Bank &
                             Trust Co., dated 12/29/06, due 01/02/07 at 4.760%,
                             collateralized by a U.S Treasury Bond maturing
                             11/15/21, market value of $1,225,900 (repurchase
                             proceeds $1,200,635)                               1,200,000   1,200,000
                             -------------------------------------------------- --------- -----------
                             Total Short-Term Obligation (Cost of $1,200,000)               1,200,000

                             -------------------------------------------------- --------- -----------
                             Total Investments - 100.2% (Cost of $621,238,551) (b)        902,109,257

                             -------------------------------------------------- --------- -----------
                             Other Assets & Liabilities, Net - (0.2)%                      (2,097,585)

                             -------------------------------------------------- --------- -----------
                             Net Assets - 100.0%                                          900,011,672

                              Notes to Investment Portfolio:
                           (a)Non-income producing security.
                           (b)Cost for federal income tax purposes is
                              $621,238,551.

                              At December 31, 2006, the asset allocation of the Fund is as follows:

                Asset Allocation                % of Net Assets
                ----------------                ---------------
                Financials                            29.2
                Industrials                           16.8
                Information Technology                14.8
                Consumer Discretionary                10.3
                Health Care                            9.1
                Materials                              6.7
                Energy                                 5.9
                Utilities                              3.8
                Consumer Staples                       3.2
                Telecommunication Services             0.3
                                                     -----
                                                     100.1
                Short-Term Obligation                  0.1
                Other Assets & Liabilities, Net       (0.2)
                                                     -----
                                                     100.0
                                                     =====

                                See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities - Columbia Small Cap Value Fund I December 31, 2006 (Unaudited)


                                                                               ($)
Assets                Investments, at cost                                     621,238,551
                                                                               -----------
                      Investments, at value                                    902,109,257
                      Cash                                                             585
                      Receivable for:
                       Fund shares sold                                          2,229,595
                       Interest                                                        476
                       Dividends                                                 1,040,303
                      Deferred Trustees' compensation plan                          40,474
                      Other assets                                                  14,314
                      -------------------------------------------------------- -----------
                      Total Assets                                             905,435,004

Liabilities           Payable for:
                       Investments purchased                                        99,011
                       Fund shares repurchased                                   4,295,356
                       Investment advisory fee                                     596,684
                       Transfer agent fee                                           83,938
                       Pricing and bookkeeping fees                                 18,069
                       Distribution and service fees                               286,050
                       Chief compliance officer expenses                             3,750
                      Deferred Trustees' fees                                       40,474
                      -------------------------------------------------------- -----------
                      Total Liabilities                                          5,423,332

                      -------------------------------------------------------- -----------
                      Net Assets                                               900,011,672

Net Assets Consist of Paid-in capital                                          614,675,500
                      Undistributed net investment income                           89,867
                      Accumulated net realized gain                              4,375,599
                      Net unrealized appreciation on investments               280,870,706
                      -------------------------------------------------------- -----------
                      Net Assets                                               900,011,672

Class A               Net assets                                               585,289,251
                      Shares outstanding                                        11,968,478
                      Net asset value per share                                      48.90(a)
                      Maximum offering price per share ($48.90/0.9425)               51.88(b)

Class B               Net assets                                               112,311,256
                      Shares outstanding                                         2,681,425
                      Net asset value and offering price per share                   41.88(a)

Class C               Net assets                                                76,385,888
                      Shares outstanding                                         1,740,164
                      Net asset value and offering price per share                   43.90(a)

Class Z               Net assets                                               126,025,277
                      Shares outstanding                                         2,481,736
                      Net asset value, offering and redemption price per share       50.78

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.


See Accompanying Notes to Financial Statements.

Statement of Operations - Columbia Small Cap Value Fund I

For the Six Months Ended December 31, 2006 (Unaudited)

                                                                                                 ($)
Investment Income                 Dividends                                                       6,502,504
                                  Interest                                                           91,417
                                  -------------------------------------------------------------- ----------
                                  Total Investment Income                                         6,593,921

Expenses                          Investment advisory fee                                         3,333,822
                                  Distribution fee:
                                   Class B                                                          455,782
                                   Class C                                                          268,453
                                  Service fee:
                                   Class A                                                          676,237
                                   Class B                                                          151,927
                                   Class C                                                           89,484
                                  Transfer agent fee                                                696,469
                                  Pricing and bookkeeping fees                                       83,190
                                  Trustees' fees                                                     18,264
                                  Custody fee                                                        18,806
                                  Chief compliance officer expenses                                   5,790
                                  Non-recurring costs (See Note 8)                                      546
                                  Other expenses                                                    168,276
                                  -------------------------------------------------------------- ----------
                                  Total Operating Expenses                                        5,967,046

                                  Interest expense                                                    3,687
                                  -------------------------------------------------------------- ----------
                                  Total Expenses                                                  5,970,733

                                  Non-recurring costs assumed by Investment Advisor (See Note 8)       (546)
                                  Custody earnings credit                                            (1,282)
                                  -------------------------------------------------------------- ----------
                                  Net Expenses                                                    5,968,905

                                  -------------------------------------------------------------- ----------
                                  Net Investment Income                                             625,016

Net Realized and Unrealized Gain  Net realized gain on investments                               43,749,656
(Loss) on Investments and Foreign Net change in unrealized appreciation on investments           32,338,579
Currency
                                  -------------------------------------------------------------- ----------
                                  -------------------------------------------------------------- ----------
                                  Net Gain                                                       76,088,235

                                  -------------------------------------------------------------- ----------
                                  Net Increase Resulting from Operations                         76,713,251

                                See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets - Columbia Small Cap Value Fund I


                                                                                       (Unaudited)
                                                                                        Six Months
                                                                                          Ended       Year Ended
                                                                                       December 31,    June 30,
Increase (Decrease) in Net Assets                                                        2006 ($)      2006 ($)
Operations                        Net investment income (loss)                              625,016      (534,321)
                                  Net realized gain (loss) on investments and foreign
                                    currency transactions                                43,749,656    54,258,359
                                  Net change in unrealized appreciation (depreciation)
                                    on investments and foreign currency translations     32,338,579    59,593,003
                                  ---------------------------------------------------- ------------  ------------
                                  Net Increase Resulting from Operations                 76,713,251   113,317,041

Distributions Declared to         From net investment income:
Shareholders:                      Class A                                                 (173,712)           --
                                   Class Z                                                 (321,285)       (9,783)
                                  From net realized gains:
                                   Class A                                              (40,153,773)  (18,633,849)
                                   Class B                                               (9,209,621)   (8,087,430)
                                   Class C                                               (5,770,873)   (2,943,512)
                                   Class Z                                               (8,623,480)   (3,712,285)
                                  ---------------------------------------------------- ------------  ------------
                                  Total Distributions Declared to Shareholders          (64,252,744)  (33,386,859)

Share Transactions                Class A:
                                   Subscriptions                                         97,476,620   148,116,847
                                   Distributions reinvested                              36,637,000    17,012,510
                                   Redemptions                                          (63,811,794) (102,785,037)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Increase                                          70,301,826    62,344,320

                                  Class B:
                                   Subscriptions                                          3,608,022     9,128,787
                                   Distributions reinvested                               8,503,373     7,381,432
                                   Redemptions                                          (36,103,917)  (79,809,664)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Decrease                                         (23,992,522)  (63,299,445)

                                  Class C:
                                   Subscriptions                                         10,537,268    15,588,747
                                   Distributions reinvested                               4,413,377     2,234,417
                                   Redemptions                                           (7,445,204)  (12,955,090)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Increase                                           7,505,441     4,868,074

                                  Class Z:
                                   Subscriptions                                         18,477,724    38,864,032
                                   Distributions reinvested                               3,276,469     1,332,573
                                   Redemptions                                          (11,978,807)  (20,272,687)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Increase                                           9,775,386    19,923,918
                                  Net Increase from Share Transactions                   63,590,131    23,836,867
                                  ---------------------------------------------------- ------------  ------------
                                  Total Increase in Net Assets                           76,050,638   103,767,049

Net Assets                        Beginning of period                                   823,961,034   720,193,985
                                  End of period                                         900,011,672   823,961,034
                                  Undistributed net investment income (accumulated
                                    net investment loss) at end of period                    89,867       (40,152)
                                  ---------------------------------------------------- ------------  ------------

Changes in Shares                 Class A:
                                   Subscriptions                                          1,990,136     3,179,444
                                   Issued for distributions reinvested                      749,682       376,550
                                   Redemptions                                           (1,306,127)   (2,218,318)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Increase                                           1,433,691     1,337,676

                                  Class B:
                                   Subscriptions                                             85,135       224,900
                                   Issued for distributions reinvested                      203,041       187,156
                                   Redemptions                                             (857,250)   (1,968,547)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Decrease                                            (569,074)   (1,556,491)

                                  Class C:
                                   Subscriptions                                            239,045       368,134
                                   Issued for distributions reinvested                      100,578        54,246
                                   Redemptions                                             (169,130)     (304,141)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Increase                                             170,493       118,239

                                  Class Z:
                                   Subscriptions                                            365,876       803,211
                                   Issued for distributions reinvested                       64,574        28,486
                                   Redemptions                                             (234,821)     (420,691)
                                  ---------------------------------------------------- ------------  ------------
                                   Net Increase                                             195,629       411,006

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

Class A Shares
                                           (Unaudited)
                                           Six Months
                                           Ended
                                           December 31,                          Year Ended June 30,
                                           2006            -------------------------------------------------------------
                                           ------------    2006            2005      2004         2003          2002
--------------------------------------------               ---------------------------------------------------------------
Net Asset Value, Beginning of Period       $  48.03        $  43.12        $  42.17  $  31.39     $  37.54      $  37.49

Income from Investment Operations:
Net investment income (loss) (a)               0.07            0.06            0.11      0.08         0.02         (0.20)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                 4.40            6.82            4.46     11.88        (1.54)         2.42
                                           --------        --------        --------  --------     --------      --------
Total from Investment Operations               4.47            6.88            4.57     11.96        (1.52)         2.22

Less Distributions Declared to
 Shareholders:
From net investment income                    (0.01)             --              --        --           --            --
From net realized gains                       (3.59)          (1.97)          (3.62)    (1.18)       (4.51)        (2.17)
Return of capital                                --              --              --        --        (0.12)           --
                                           --------        --------        --------  --------     --------      --------
Total Distributions Declared to
  Shareholders                                (3.60)          (1.97)          (3.62)    (1.18)       (4.63)        (2.17)

Net Asset Value, End of Period             $  48.90        $  48.03        $  43.12  $  42.17     $  31.39      $  37.54
                                           ========        ========        ========  ========     ========      ========
Total return (b)                               9.32%(c)       16.25%(d)(e)    10.99%    38.58%(e)    (2.16)%(e)     6.43%

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (f)                         1.26%(g)        1.28%           1.32%     1.42%        1.54%         1.57%
Interest expense                                -- %(g)(h)       --%(h)          --        --           --%(h)        --
Total expenses (f)                             1.26%(g)        1.28%           1.32%     1.42%        1.54%         1.57%
Waiver/reimbursement                             --            0.01%             --      0.01%        0.12%           --
Net investment income (loss) (f)               0.28%(g)        0.13%           0.28%     0.22%        0.07%        (0.55)%
Portfolio turnover rate                          15%(c)          32%             31%       46%         118%           77%
Net assets, end of period (000's)          $585,289        $505,971        $396,568  $292,365     $181,377      $142,551


(a)Per share data was calculated using the average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)Not annualized.
(d)Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

                                See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

Class B Shares
                                           (Unaudited)
                                           Six Months
                                           Ended
                                           December 31,                          Year Ended June 30,
                                           ------------    --------------------------------------------------------------
                                           2006            2006            2005       2004         2003          2002
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  41.75        $  38.00        $  37.60   $  28.18     $  34.50      $  34.88

Income from Investment Operations:
Net investment loss (a)                       (0.10)          (0.26)          (0.18)     (0.18)       (0.19)        (0.44)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                 3.82            5.98            3.96      10.64        (1.50)         2.23
                                           --------        --------        --------   --------     --------      --------
Total from Investment Operations               3.72            5.72            3.78      10.46        (1.69)         1.79

Less Distributions Declared to
 Shareholders:
From net realized gains                       (3.59)          (1.97)          (3.38)     (1.04)       (4.51)        (2.17)
Return of capital                                --              --              --         --        (0.12)           --
                                           --------        --------        --------   --------     --------      --------
Total Distributions Declared to
  Shareholders                                (3.59)          (1.97)          (3.38)     (1.04)       (4.63)        (2.17)

Net Asset Value, End of Period             $  41.88        $  41.75        $  38.00   $  37.60     $  28.18      $  34.50
                                           ========        ========        ========   ========     ========      ========
Total return (b)                               8.90%(c)       15.36%(d)(e)    10.18%     37.58%(e)    (2.93)%(e)     5.65%

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (f)                         2.01%(g)        2.03%           2.07%      2.17%        2.30%         2.32%
Interest expense                                 --%(g)(h)       --%(h)          --         --           --%(h)        --
Total expenses (f)                             2.01%(g)        2.03%           2.07%      2.17%        2.30%         2.32%
Waiver/reimbursement                             --            0.01%             --       0.01%        0.09%           --
Net investment loss (f)                       (0.49)%(g)      (0.64)%         (0.47)%    (0.53)%      (0.71)%       (1.30)%
Portfolio turnover rate                          15%(c)          32%             31%        46%         118%           77%
Net assets, end of period (000's)          $112,311        $135,721        $182,648   $213,159     $188,270      $231,602

(a)Per share data was calculated using the average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)Not annualized.
(d)Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares
                                                       (Unaudited)
                                                       Six Months
                                                       Ended
                                                       December 31,                       Year Ended June 30,
                                                       2006           ---------------------------------------------------------
                                                       ------------   2006           2005      2004        2003         2002
--------------------------------------------------------              -----------------------------------------------------------
Net Asset Value, Beginning of Period                   $ 43.60        $ 39.60        $ 39.05   $ 29.24     $ 35.59      $ 35.91

Income from Investment Operations:
Net investment loss (a)                                  (0.10)         (0.26)         (0.18)    (0.19)      (0.19)       (0.45)
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                       3.99           6.23           4.11     11.04       (1.53)        2.30
                                                       -------        -------        -------   -------     -------      -------
Total from Investment Operations                          3.89           5.97           3.93     10.85       (1.72)        1.85

Less Distributions Declared to Shareholders:
From net realized gains                                  (3.59)         (1.97)         (3.38)    (1.04)      (4.51)       (2.17)
Return of capital                                           --             --             --        --       (0.12)          --
                                                       -------        -------        -------   -------     -------      -------
Total Distributions Declared to Shareholders             (3.59)         (1.97)         (3.38)    (1.04)      (4.63)       (2.17)

Net Asset Value, End of Period                         $ 43.90        $ 43.60        $ 39.60   $ 39.05     $ 29.24      $ 35.59
                                                       =======        =======        =======   =======     =======      =======
Total return (b)                                          8.92%(c)      15.37%(d)(e)   10.19%    37.56%(e)   (2.92)%(e)    5.66%

Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)                                    2.01%(g)       2.03%          2.07%     2.17%       2.30%        2.32%
Interest expenses                                           --%(g)(h)      --%(h)         --        --          --%(h)       --
Total expenses (f)                                        2.01%(g)       2.03%          2.07%     2.17%       2.30%        2.32%
Waiver/reimbursement                                        --           0.01%            --      0.01%       0.10%          --
Net investment loss (f)                                  (0.47)%(g)     (0.62)%        (0.47)%   (0.53)%     (0.71)%      (1.30)%
Portfolio turnover rate                                     15%(c)         32%            31%       46%        118%          77%
Net assets, end of period (000's)                      $76,386        $68,436        $57,471   $38,798     $25,186      $26,726

(a)Per share data was calculated using the average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)Not annualized.
(d)Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

                                See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:


Class Z Shares
                                             (Unaudited)
                                             Six Months
                                             Ended
                                             December 31,                       Year Ended June 30,
                                             2006            --------------------------------------------------------
                                             ------------    2006            2005     2004        2003         2002
----------------------------------------------               ----------------------------------------------------------
Net Asset Value, Beginning of Period         $  49.79        $  44.54        $ 43.41  $ 32.24     $ 38.28      $38.09

Income from Investment Operations:
Net investment income (loss) (a)                 0.14            0.18           0.23     0.21        0.24       (0.12)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                   4.57            7.05           4.62    12.19       (1.65)       2.48
                                             --------        --------        -------  -------     -------      ------
Total from Investment Operations                 4.71            7.23           4.85    12.40       (1.41)       2.36

Less Distributions Declared to Shareholders:
From net investment income                      (0.13)          (0.01)            --       --          --          --
From net realized gains                         (3.59)          (1.97)         (3.72)   (1.23)      (4.51)      (2.17)
Return of capital                                  --              --             --       --       (0.12)         --
                                             --------        --------        -------  -------     -------      ------
Total Distributions Declared to Shareholders    (3.72)          (1.98)         (3.72)   (1.23)      (4.63)      (2.17)

Net Asset Value, End of Period               $  50.78        $  49.79        $ 44.54  $ 43.41     $ 32.24      $38.28
                                             ========        ========        =======  =======     =======      ======
Total return (b)                                 9.47%(c)       16.51%(d)(e)   11.34%   38.94%(e)   (1.79)%(e)   6.71%

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (f)                           1.01%(g)        1.03%          1.07%    1.17%       1.25%       1.32%
Interest expense                                   --%(g)(h)       --%(h)         --       --          --%(h)      --
Total expenses (f)                               1.01%(g)        1.03%          1.07%    1.17%       1.25%       1.32%
Waiver/reimbursement                               --            0.01%            --     0.01%       0.38%         --
Net investment income (loss) (f)                 0.53%(g)        0.37%          0.53%    0.52%       0.82%      (0.30)%
Portfolio turnover rate                            15%(c)          32%            31%      46%        118%         77%
Net assets, end of period (000's)            $126,025        $113,833        $83,508  $65,526     $12,558      $  278


(a)Per share data was calculated using the average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested.
(c)Not annualized.
(d)Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements - Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)


Note 1. Organization
Columbia Small Cap Value Fund I (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal
The Fund seeks long-term growth by investing primarily in smaller capitalization equity securities.

Fund Shares
The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)


underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Distributions paid by real estate investment trust (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions
The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values
All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information
The tax character of distributions paid during the year ended June 30, 2006 was as follows:

                      Distributions paid from:
                      Ordinary Income*         $ 3,561,544
                      Long-Term Capital Gains   29,825,315

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2006, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation     $295,415,016
                   Unrealized depreciation      (14,544,310)
                   Net unrealized appreciation $280,870,706

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)



The following capital loss carryforwards, determined as of June 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of Expiration Capital Loss Carryforward
                  2007               $1,233,446
                  2009                 2,466,892
                  2012                3,700,337
                                     $ 7,400,675

Capital loss carryforwards of $1,233,446 were utilized during the year ended June 30, 2006.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee
Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                   First $500 million         0.80%
                   $500 million to $1 billion 0.75%
                   Over $1 billion            0.70%

For the six months ended December 31, 2006, the Fund's annualized effective investment advisory fee rate was 0.78% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees
Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month. Under the State Street Agreements, the combined fee payable to State Street by the Fund will not exceed $140,000 annually. The Fund also reimburses State Street for certain out-of-pocket expenses.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under separate agreements, Columbia delegated certain functions to State Street. As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) are paid to State Street. Under its pricing and bookkeeping agreement with the Fund, Columbia received an annual fee at the same fee structure as described under the State Street Agreements above. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)


securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended December 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.019% of the Fund's average daily net assets.

Transfer Agent Fee
Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended December 31, 2006, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees was 0.16% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees
Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended December 31, 2006, the Distributor retained net underwriting discounts of $54,250 on sales of the Fund's Class A shares and received net CDSC of $850, $73,629 and $6,159 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees
All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended December 31, 2006, the Fund paid $1,465 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information
For the six months ended December 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $132,723,014 and $128,301,655, respectively.

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)



Note 6. Line of Credit
The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended December 31, 2006, the average daily loan balance outstanding on days where borrowing existed was $1,769,231 at a weighted average interest rate of 5.77%.

Note 7. Shares of Beneficial Interest
As of December 31, 2006, the Fund had a shareholder that held 9.45% of the shares outstanding whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion.

As of December 31, 2006, the Fund had another shareholder that held 7.13% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Disclosure of Significant Risks and Contingencies

Sector Focus
Companies that are in different but closely related industries are sometimes described as being in the same sector. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector. During such times, the Fund will have greater exposure to economic and market events affecting such sector than if it were more broadly invested across multiple sectors.

Legal Proceedings
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a

Columbia Small Cap Value Fund I
December 31, 2006 (Unaudited)


proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The parties subsequently executed a settlement term sheet to fully resolve all claims in the litigation. The parties are finalizing the settlement and expect presently to submit it for court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended December 31, 2006, Columbia has assumed $546 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

.. so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

.. the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 11, 2006

  I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission./2/

A. Role of the Independent Fee Consultant
The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process
Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.The nature and quality of CMA's services, including the Fund's performance;

2.Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.Possible economies of scale as the Fund grows larger;

4.Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.Profit margins of CMA and its affiliates from supplying such services.

1CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.
2I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation
The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

  II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1. Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

    Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2. Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

    Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3. Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one year performance into a fund-by-fund screen.

    Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4. Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

    Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5. Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint... Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

    Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

6. Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

    Status: Trustees monitor performance on an ongoing basis.

  III. Findings

A. General
1. Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2. In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance
3. The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4. The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5. The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6. The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies
7. The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8. The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9. The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process
10. The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale
11. CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients
12. CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits
13. The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

  IV. Recommendations

A. Performance
1. Trustees may wish to consider incorporating risk adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2. Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale
3. Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees
4. Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability
5. Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6. Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7. Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

Appendix


Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1. Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5. Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6. Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7. Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8. Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9. Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

Columbia Funds - Columbia Small Cap Value Fund I

       -----------------------------------------------------------------
       Growth Funds               Columbia Acorn Fund
                                  Columbia Acorn Select
                                  Columbia Acorn USA
                                  Columbia Large Cap Growth Fund
                                  Columbia Marsico 21st Century Fund
                                  Columbia Marsico Focused Equities Fund
                                  Columbia Marsico Growth Fund
                                  Columbia Mid Cap Growth Fund
                                  Columbia Small Cap Growth Fund I
                                  Columbia Small Cap Growth Fund II
       -----------------------------------------------------------------
       Core Funds                 Columbia Common Stock Fund
                                  Columbia Large Cap Core Fund
                                  Columbia Small Cap Core Fund
       -----------------------------------------------------------------
       Value Funds                Columbia Disciplined Value Fund
                                  Columbia Dividend Income Fund
                                  Columbia Large Cap Value Fund
                                  Columbia Mid Cap Value Fund
                                  Columbia Small Cap Value Fund I
                                  Columbia Small Cap Value Fund II
                                  Columbia Strategic Investor Fund
       -----------------------------------------------------------------
       Asset Allocation/Hybrid    Columbia Asset Allocation Fund
       Funds                      Columbia Asset Allocation Fund II
                                  Columbia Balanced Fund
                                  Columbia Liberty Fund
                                  Columbia LifeGoal/TM/ Balanced Growth
                                  Portfolio
                                  Columbia LifeGoal/TM/ Growth Portfolio
                                  Columbia LifeGoal/TM/ Income Portfolio
                                  Columbia LifeGoal/TM/ Income and
                                  Growth Portfolio
                                  Columbia Masters Global Equity
                                  Portfolio
                                  Columbia Masters Heritage Portfolio
                                  Columbia Masters International Equity
                                  Portfolio
                                  Columbia Thermostat Fund
       -----------------------------------------------------------------
       Index Funds                Columbia Large Cap Enhanced Core Fund
                                  Columbia Large Cap Index Fund
                                  Columbia Mid Cap Index Fund
                                  Columbia Small Cap Index Fund
       -----------------------------------------------------------------
       Specialty Funds            Columbia Convertible Securities Fund
                                  Columbia Real Estate Equity Fund
                                  Columbia Technology Fund
       -----------------------------------------------------------------
       Global/International Funds Columbia Acorn International
                                  Columbia Acorn International Select
                                  Columbia Global Value Fund
                                  Columbia Greater China Fund
                                  Columbia International Stock Fund
                                  Columbia International Value Fund
                                  Columbia Marsico International
                                  Opportunities Fund
                                  Columbia Multi-Advisor International
                                  Equity Fund
                                  Columbia World Equity Fund

Columbia Funds - Columbia Small Cap Value Fund I

          ------------------------------------------------------------
          Taxable Bond Funds    Columbia Conservative High Yield Fund
                                Columbia Core Bond Fund
                                Columbia Federal Securities Fund
                                Columbia High Income Fund
                                Columbia High Yield Opportunity Fund
                                Columbia Income Fund
                                Columbia Intermediate Bond Fund
                                Columbia Short Term Bond Fund
                                Columbia Strategic Income Fund
                                Columbia Total Return Bond Fund
                                Columbia U.S. Treasury Index Fund
          ------------------------------------------------------------
          Tax-Exempt Bond Funds Columbia California Tax-Exempt Fund
                                Columbia California Intermediate
                                Municipal Bond Fund
                                Columbia Connecticut Tax-Exempt Fund
                                Columbia Connecticut Intermediate
                                Municipal Bond Fund
                                Columbia Georgia Intermediate
                                Municipal Bond Fund
                                Columbia High Yield Municipal Fund
                                Columbia Intermediate Municipal Bond
                                Fund
                                Columbia Massachusetts Intermediate
                                Municipal Bond Fund
                                Columbia Massachusetts Tax-Exempt Fund
                                Columbia Maryland Intermediate
                                Municipal Bond Fund
                                Columbia North Carolina Intermediate
                                Municipal Bond Fund
                                Columbia New York Tax-Exempt Fund
                                Columbia New Jersey Intermediate
                                Municipal Bond Fund
                                Columbia New York Intermediate
                                Municipal Bond Fund
                                Columbia Oregon Intermediate
                                Municipal Bond Fund
                                Columbia Rhode Island Intermediate
                                Municipal Bond Fund
                                Columbia South Carolina Intermediate
                                Municipal Bond Fund
                                Columbia Short Term Municipal Bond
                                Fund
                                Columbia Tax-Exempt Fund
                                Columbia Virginia Intermediate
                                Municipal Bond Fund
          ------------------------------------------------------------
          Money Market Funds    Columbia California Tax-Exempt
                                Reserves
                                Columbia Cash Reserves
                                Columbia Connecticut Municipal
                                Reserves
                                Columbia Government Plus Reserves
                                Columbia Government Reserves
                                Columbia Massachusetts Municipal
                                Reserves
                                Columbia Money Market Reserves
                                Columbia Municipal Reserves
                                Columbia New York Tax-Exempt Reserves
                                Columbia Prime Reserves
                                Columbia Tax-Exempt Reserves
                                Columbia Treasury Reserves

For complete product information on any Columbia Fund, visit our website at www.columbiafunds.com.
Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report

Columbia Small Cap Value Fund I

  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston, MA 02266-8081
  1-800-345-6611

  Distributor

  Columbia Management
  Distributors, Inc.
  One Financial Center
  Boston, MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Small Cap Value Fund
I. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Small Cap Value Fund I

Semiannual Report - December 31, 2006
                                    [GRAPHIC]



(C)2007 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/116625-1206 (02/07) 06/33362

                                    [GRAPHIC]



                                                                  --------------

Columbia High Yield Municipal Fund


Semiannual Report - December 31, 2006

                       NOT FDIC INSURED  May Lose Value
                                        -----------------
                                        No Bank Guarantee

President's Message

                                                              December 31, 2006

  Table of contents


                       Performance Information        1

                       Understanding Your Expenses    2

                       Fund Profile                   3

                       Financial Statements           4

                        Investment Portfolio          5

                        Statement of Assets and
                        Liabilities                  38

                        Statement of Operations      40

                        Statement of Changes in Net
                        Assets                       41

                        Financial Highlights         42

                        Notes to Financial
                        Statements                   46

                       Board Consideration and
                       Approval of Investment
                       Advisory Agreements           55

                       Summary of Management Fee
                       Evaluation by Independent Fee
                       Consultant                    58

                       Columbia Funds                64

                       Important Information
                       About This Report             66


  The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO]
Christopher L. Wilson
President, Columbia Funds




                     Dear Shareholder,
                     Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient -- and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

                     As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors -- especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us -- now and in the years to come.

As you read the following message from the manager or managers of your Columbia funds, keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Performance Information - Columbia High Yield Municipal Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                          Performance of a $10,000 investment
                          01/01/97 - 12/31/06 ($)

                          sales charge:    without    with
                          Class A          16,918    16,113
                          Class B          16,359    16,359
                          Class C          16,467    16,467
                          Class Z          17,179       n/a


The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia High Yield Municipal Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                           Net asset value per share

                           as of 12/31/06 ($)
                           Class A                 11.53
                           Class B                 11.53
                           Class C                 11.53
                           Class Z                 11.53
                           Distributions declared per share

                           07/01/06 - 12/31/06
                           Class A                  0.25
                           Class B                  0.21
                           Class C                  0.22
                           Class Z                  0.27

  A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

    Average annual total return as of 12/31/06 (%)

    Share class                    A                     B             C            Z
    ----------------------------------------------------------------------------------------
    Inception                      07/31/00              07/15/02      07/15/02     03/05/84
    ----------------------------------------------------------------------------------------
    Sales charge                   without         with  without with  without with without
    6- month (cumulative)          4.77            -0.20 4.38    -0.62 4.46    3.46 4.88
    1- year                        6.32             1.23 5.53     0.53 5.68    4.68 6.53
    5- year                        5.93             4.90 5.22     4.90 5.36    5.36 6.22
    10- year                       5.40             4.89 5.04     5.04 5.11    5.11 5.56

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.
All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Class A is a newer class of shares. Its performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class Z shares were initially offered on March 5, 1984, and Class A shares were initially offered on July 31, 2000.
Class B and Class C are newer classes of shares. Their performance information includes returns of the fund's Class A shares from July 31, 2000 (Class A's inception) to July 15, 2002 (inception of newer classes of shares). Their performance information prior to July 31, 2000 includes returns of the fund's Class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A or Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class Z shares were initially offered on March 5, 1984, Class A shares were initially offered on July 31, 2000, and Class B and Class C shares were initially offered on July 15, 2002.

Understanding Your Expenses - Columbia High Yield Municipal Fund


  Estimating your actual expenses

  To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

 . For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.
 . For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
 1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
 2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

07/01/06 - 12/31/06

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
        Actual      Hypothetical    Actual   Hypothetical Actual  Hypothetical       Actual
Class A 1,000.00    1,000.00        1,047.69 1,020.47     4.85    4.79                0.94
Class B 1,000.00    1,000.00        1,043.81 1,016.69     8.71    8.59                1.69
Class C 1,000.00    1,000.00        1,044.61 1,017.44     7.94    7.83                1.54
Class Z 1,000.00    1,000.00        1,048.80 1,021.48     3.82    3.77                0.74

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account values at end of period would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile - Columbia High Yield Municipal Fund


  Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Summary

  6-month cumulative return as of 12/31/06


                                         [GRAPHIC] +4.77%
                                                   Class A shares
                                                    (Without Sales Charge)

                                         [GRAPHIC] +4.55%
                                                   Lehman Brothers
                                                   Municipal Bond Index

  Management Style

  Fixed Income Maturity
                                      [GRAPHIC]


  Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

.. For the six-month period ended December 31, 2006, the fund's Class A shares returned 4.77% without sales charge. The fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index/1/, which returned 4.55%, primarily because of its high-yield focus. The fund's performance was slightly behind the 4.93% average return of its peer group, the Lipper High Yield Municipal Debt Funds Classification/2/. We believe the fund had less exposure than its competitors to the top-performing airline sector.

.. High-yield municipal bonds posted strong gains, outpacing higher quality, investment-grade municipal issues. The high-yield sector benefited from strong demand as investors searched for added yield. Solid economic growth also helped reassure bondholders that issuers were well positioned to make interest payments. The fund's emphasis on long-maturity bonds and slightly greater sensitivity to long-term interest rate changes than many of its peers worked well as inflation concerns eased and interest rates declined over the period.

Portfolio Management
Maureen G. Newman has managed the Columbia High Yield Municipal Fund since November 1998 and has been with the advisor or its predecessors or affiliate organizations since 1996.

                               -----------------

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

/1/ The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an Index.

/2/ Lipper Inc., a widely respected data provider in the Industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Financial Statements - Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


                                    A guide to understanding your fund's
                                    financial statements
                                    -------------------------------------
      Investment Portfolio          The investment portfolio details all
                                    of the fund's holdings and their
                                    market value as of the last day of
                                    the reporting period. Portfolio
                                    holdings are organized by type of
                                    asset, industry, country or
                                    geographic region (if applicable) to
                                    demonstrate areas of concentration
                                    and diversification.
                                    -------------------------------------
      Statement of Assets and       This statement details the fund's
      Liabilities                   assets, liabilities, net assets and
                                    share price for each share class as
                                    of the last day of the reporting
                                    period. Net assets are calculated by
                                    subtracting all the fund's
                                    liabilities (including any unpaid
                                    expenses) from the total of the
                                    fund's investment and non-investment
                                    assets. The share price for each
                                    class is calculated by dividing net
                                    assets for that class by the number
                                    of shares outstanding in that class
                                    as of the last day of the reporting
                                    period.
                                    -------------------------------------
      Statement of Operations       This statement details income earned
                                    by the fund and the expenses accrued
                                    by the fund during the reporting
                                    period. The Statement of Operations
                                    also shows any net gain or loss the
                                    fund realized on the sales of its
                                    holdings during the period, as well
                                    as any unrealized gains or losses
                                    recognized over the period. The total
                                    of these results represents the
                                    fund's net increase or decrease in
                                    net assets from operations.
                                    -------------------------------------
      Statement of Changes in Net   This statement demonstrates how the
      Assets                        fund's net assets were affected by
                                    its operating results, distributions
                                    to shareholders and shareholder
                                    transactions (e.g., subscriptions,
                                    redemptions and dividend
                                    reinvestments) during the reporting
                                    period. The Statement of Changes in
                                    Net Assets also details changes in
                                    the number of shares outstanding.
                                    -------------------------------------
      Financial Highlights          The financial highlights demonstrate
                                    how the fund's net asset value per
                                    share was affected by the fund's
                                    operating results. The financial
                                    highlights table also discloses the
                                    classes' performance and certain key
                                    ratios (e.g., class expenses and net
                                    investment income as a percentage of
                                    average net assets).
                                    -------------------------------------
      Notes to Financial Statements These notes disclose the
                                    organizational background of the
                                    fund, its significant accounting
                                    policies (including those surrounding
                                    security valuation, income
                                    recognition and distributions to
                                    shareholders), federal tax
                                    information, fees and compensation
                                    paid to affiliates and significant
                                    risks and contingencies.

Investment Portfolio - Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds - 97.6%


                                                                                       Par ($)   Value ($)
Education - 2.6%
Education - 0.8%
CA Statewide Communities           San Francisco Art Institute, Series 2002,
Development Authority                7.375% 04/01/32                                     750,000    775,815

FL Broward County Educational      Nova Southeastern University, Series 2004,
Facilities Authority                 5.625% 04/01/34                                     925,000    984,912

OH University of Cincinnati        Series 2003 C, Insured: FGIC
                                     5.000% 06/01/21                                   1,000,000  1,063,680

PA Higher Education Facilities     Philadelphia University, Series 2004 A,
Authority                            5.125% 06/01/25                                   1,100,000  1,137,323

VT Education & Health Buildings    Vermont Law School Project, Series 2003 A,
Agency                               5.500% 01/01/33                                     500,000    518,805

WV University                      Series 2000 A, Insured: AMBAC:
                                    (a) 04/01/19                                       1,250,000    746,575
                                    (a) 04/01/25                                       2,750,000  1,242,423
                                   --------------------------------------------------- --------- ----------
                                   Education Total                                                6,469,533

Prep School - 0.7%
CA Statewide Communities           Crossroads School for Arts & Sciences, Series 1998,
Development Authority                6.000% 08/01/28 (b)                                 965,000  1,002,538

KY Louisville & Jefferson County   Assumption High School, Inc., Series 2006,
Metropolitan Government              5.000% 10/01/35                                   1,500,000  1,544,610

MA Health & Educational Facilities Learning Center for Deaf Children, Series 1999 C,
Authority                            6.100% 07/01/19                                   1,000,000  1,023,460

MI Summit Academy North            Series 2005,
                                     5.500% 11/01/35                                     750,000    758,528

NH Business Finance Authority      Proctor Academy, Series 1998 A,
                                     5.400% 06/01/17                                     835,000    855,466
                                   --------------------------------------------------- --------- ----------
                                   Prep School Total                                              5,184,602

Student Loan - 1.1%
CT Higher Education Supplemental   Family Education Loan Program, Series 2005 A, AMT,
Loan Authority                       Insured: MBIA
                                     4.375% 11/15/21                                   1,400,000  1,413,426

NE Nebhelp, Inc.                   Series 1993 A-6, AMT, Insured: MBIA
                                     6.450% 06/01/18                                   4,000,000  4,272,240

NM Educational Assistance          Series 1996 A-2, AMT,
Foundation                           6.650% 11/01/25                                   1,915,000  1,920,419

OH Student Loan Funding Corp.      Series 1992 B, AMT,
                                     6.750% 01/01/07                                   1,075,000  1,075,075
                                   --------------------------------------------------- --------- ----------
                                   Student Loan Total                                             8,681,160
Education Total                                                                                  20,335,295

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                        Par ($)   Value ($)
Health Care - 25.5%
Continuing Care Retirement - 11.2%
AZ Health Facilities Authority     Beatitudes Campus Project, Series 2007,
                                     5.200% 10/01/37 (c)                                1,750,000 1,750,647

CA La Verne                        Brethren Hillcrest Homes, Series 2003 B,
                                     6.625% 02/15/25                                      685,000   757,685

CO Health Facilities Authority     Christian Living Communities Project, Series 2006 A:
                                     5.750% 01/01/26                                      500,000   525,145
                                    5.750% 01/01/37                                     1,500,000 1,565,730

                                   Covenant Retirement Communities, Inc., Series 2005,
                                     5.000% 12/01/35                                    2,900,000 2,952,316

CT Development Authority           Elim Park Baptist, Inc., Series 2003,
                                     5.850% 12/01/33                                      660,000   705,771

FL Lee County Industrial           Shell Point Village, Series 1999 A,
Development Authority                5.500% 11/15/29                                    1,200,000 1,229,796

FL Orange County Health Facilities Orlando Lutheran, Series 2005,
Authority                            5.700% 07/01/26                                    1,000,000 1,018,460

FL Palm Beach County Health        Abbey Delray South, Series 2003,
Facilities Authority                 5.350% 10/01/14                                    1,250,000 1,313,075

FL St. John's County Industrial    Glenmoor at St. John's, Inc., Series 2006 A,
Development Authority                5.375% 01/01/40                                    2,000,000 2,028,960

GA Fulton County                   Canterbury Court Project, Series 2004 A,
                                     6.125% 02/15/34                                    1,000,000 1,053,970
                                   Lenbrook Project, Series 2006 A:
                                    5.000% 07/01/29                                     3,000,000 2,909,190
                                    5.125% 07/01/42                                     1,000,000   972,130

GA Savannah Economic               Marshes of Skidaway, Series 2003 A:
Development Authority               7.400% 01/01/24                                       500,000   532,530
                                    7.400% 01/01/34                                     1,000,000 1,061,130

IL Finance Authority               Lutheran Senior Services, Series 2006,
                                     5.125% 02/01/26                                    2,000,000 2,087,200

                                   Tabor Hills Supportive Living, Series 2006,
                                     5.250% 11/15/36                                    2,000,000 2,046,320

                                   Washington & Jane Smith Community:
                                     Series 2003 A,
                                     7.000% 11/15/32                                    2,750,000 2,897,922
                                     Series 2005 A,
                                     6.250% 11/15/35                                    1,000,000 1,086,970

IN Health & Educational Facilities Baptist Homes of Indiana, Inc., Series 2005,
Financing Authority                  5.250% 11/15/35                                    2,750,000 2,883,237

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                         Par ($)   Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
MA Boston Industrial Development Springhouse, Inc., Series 1998,
Financing Authority                5.875% 07/01/20                                         385,000   391,972

MA Development Finance Agency    Berkshire Retirement Community, Inc., Series 1999,
                                   5.625% 07/01/29                                       1,250,000 1,281,163
                                 Loomis House, Inc.:
                                   Series 1999 A,
                                   5.625% 07/01/15                                         650,000   668,649
                                   Series 2002 A,
                                  6.900% 03/01/32                                          220,000   241,641

MD Health & Higher Educational   King Farm Presbyterian Community, Series 2007 A,
Facilities Authority               5.300% 01/01/37(c)                                    1,000,000   989,620

MD Westminster Economic          Carroll Lutheran Village, Inc., Series 2004 A,
Development Authority              6.250% 05/01/34                                       1,750,000 1,843,135

MI Kentwood Economic             Holland Home, Series 2006 A,
Development Corp.                  5.375% 11/15/36                                       2,500,000 2,630,975

MT Facility Finance Authority    St John's Lutheran Ministries, Inc., Series 2006 A,
                                   6.125% 05/15/36                                       1,000,000 1,046,640

NC Medical Care Commission       United Methodist Retirement Homes, Inc., Series 2005 C,
                                   5.500% 10/01/32                                       1,000,000 1,037,140

NH Higher Educational & Health   Rivermead at Peterborough, Series 1998:
Facilities Authority              5.625% 07/01/18                                          500,000   509,895
                                  5.750% 07/01/28                                        1,665,000 1,690,708

NJ Economic Development          Cranes Mill Project A, Series 2005 A,
Authority                          5.000% 06/01/20                                       2,120,000 2,157,863
                                 Lions Gate, Series 2005 A:
                                  5.750% 01/01/25                                          400,000   416,156
                                  5.875% 01/01/37                                        1,330,000 1,381,857
                                 Seabook Village, Inc., Series 2006,
                                  5.250% 11/15/36                                        2,700,000 2,743,227
                                 Seashore Gardens Project, Series 2006,
                                   5.300% 11/01/26                                         500,000   502,110

NY East Rochester Housing        Woodland Village Project,
Authority                          Series 2006,
                                   5.500% 08/01/33                                       1,700,000 1,735,156

OR Multnomah County Hospital     Terwilliger Plaza Project, Series 2006 A,
Facilities Authority               5.250% 12/01/36                                         650,000   663,832

PA Bucks County Industrial       Ann's Choice, Inc., Series 2005 A,
Development Authority              6.250% 01/01/35                                       1,750,000 1,855,752

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                           Par ($)   Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
PA Chartiers Valley Industrial &  Asbury Health Center, Series 1999,
Commercial Development Authority    6.375% 12/01/24                                          750,000   789,458
                                  Friendship Village of South Hills, Series 2003 A,
                                    5.750% 08/15/20                                        1,000,000 1,026,200

PA Delaware County Authority      Dunwoody Village, Series 2003 A,
                                    5.375% 04/01/17                                          750,000   794,940

PA Montgomery County Industrial   Whitemarsh Continuing Care Retirement Community,
Development Authority               Series 2005:
                                    6.125% 02/01/28                                        1,400,000 1,487,584
                                   6.250% 02/01/35                                         1,350,000 1,432,660

SC Jobs Economic Development      Wesley Commons, Series 2006,
Authority                           5.300% 10/01/36                                        2,500,000 2,529,025

TN Johnson City Health &          Appalachian Christian Village, Series 2004 A,
Educational Facilities Authority    6.250% 02/15/32                                          250,000   260,915

TN Metropolitan Government        Blakeford at Green Hills, Series 1998,
Nashville & Davidson County         5.650% 07/01/24                                        1,825,000 1,843,378

TN Shelby County Health           Germantown Village:
Educational & Housing Facilities    Series 2003 A,
Board                               7.250% 12/01/34                                          675,000   697,282
                                   Series 2006,
                                   6.250% 12/01/34                                           500,000   476,525
                                  Trezevant Manor, Series 2006 A,
                                   5.750% 09/01/37                                         2,700,000 2,771,604

TX Abilene Health Facilities      Sears Methodist Retirement Center:
Development Corp.                   Series 1998 A,
                                    5.900% 11/15/25                                        1,350,000 1,376,095
                                   Series 2003 A,
                                   7.000% 11/15/33                                           800,000   872,232

TX Bexar County Health Facilities Army Retirement Residence, Series 2007,
Development Corp.                   5.000% 07/01/27 (c)                                    1,000,000 1,030,500

TX HFDC of Central Texas, Inc.    Legacy at Willow Bend, Series 2006 A,
                                    5.750% 11/01/36                                        2,100,000 2,156,973

                                  Village at Gleannloch Farms, Series 2006 A,
                                    5.500% 02/15/37                                        1,850,000 1,897,545

TX Houston Health Facilities      Buckingham Senior Living Community, Inc., Series 2004 A,
Development Corp.                   7.125% 02/15/34                                        1,000,000 1,111,310

TX Tarrant County Cultural        Northwest Senior Housing-Edgemere, Series 2006 A,
Education Facilities                6.000% 11/15/36                                        1,000,000 1,062,200

VA James City County Economic     Williamsburg Landing, Inc., Series 2005 A,
Development Authority               5.500% 09/01/34                                          750,000   778,980

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                           Par ($)   Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
VA Suffolk Industrial Development  Lake Prince Center, Series 2006,
Authority                            5.150% 09/01/24                                         750,000    765,263

VA Virginia Beach Development      Westminster-Canterbury of Hampton, Series 2005,
Authority                            5.375% 11/01/32                                         700,000    721,742

WI Health & Educational Facilities Clement Manor, Series 1998,
Authority                            5.750% 08/15/24                                       2,200,000  2,234,188
                                   Eastcastle Place, Inc., Series 2004,
                                     6.125% 12/01/34                                         500,000    510,925
                                   Milwaukee Catholic Home, Series 2006,
                                     5.000% 07/01/26                                         750,000    779,918
                                   Three Pillars Senior Living Communities:
                                     Series 2003,
                                     5.600% 08/15/23                                         790,000    823,464
                                     Series 2004 A,
                                     5.500% 08/15/34                                         870,000    895,804
                                   United Lutheran Program for the Aging, Series 1998,
                                     5.700% 03/01/28                                         750,000    759,428
                                   ------------------------------------------------------- --------- ----------
                                   Continuing Care Retirement Total                                  87,051,813

Health Services - 0.7%
CO Health Facilities Authority     National Jewish Medical & Research Center, Series 1998,
                                     5.375% 01/01/23                                       1,080,000  1,094,321

MA Development Finance Agency      Boston Biomedical Research Institute, Series 1999:
                                     5.650% 02/01/19                                         370,000    384,796
                                    5.750% 02/01/29                                          550,000    571,021

MA Health & Educational Facilities Civic Investments, Inc., Series 2002 A,
Authority                            9.000% 12/15/15                                       1,500,000  1,851,990

MN Minneapolis & St. Paul          HealthPartners:
Housing & Redevelopment Authority    Series 2003,
                                     5.875% 12/01/29                                         400,000    433,376
                                     Series 2006,
                                     5.250% 05/15/23                                       1,000,000  1,060,870
                                   ------------------------------------------------------- --------- ----------
                                   Health Services Total                                              5,396,374

Hospitals - 10.6%
AR Washington County               Washington Regional Medical Center:
                                     Series 2005 A,
                                     5.000% 02/01/35                                       1,000,000  1,024,620
                                     Series 2005 B,
                                     5.000% 02/01/30                                         250,000    256,850

AZ Health Facilities Authority     Phoenix Memorial Hospital, Series 1991,
                                     8.125% 06/01/12 (d)                                   1,849,099      6,472
CA ABAG Finance Authority for      San Diego Hospital Association, Series 2003 C,
Nonprofit Corps.                     5.375% 03/01/21                                         500,000    533,635

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                          Par ($)   Value ($)
Health Care (continued)
Hospitals (continued)
CA Health Facilities Financing       Catholic Health Care West, Series 2004 G,
Authority                              5.250% 07/01/23                                      500,000   530,195
                                     Stanford Hospital & Clinics Projects, Series 2003 A,
                                       5.000% 11/15/23                                    1,500,000 1,565,505

CA Statewide Communities             Huntington Memorial Hospital, Series 2005,
Development Authority                  5.000% 07/01/35                                    3,500,000 3,627,540
                                     Kaiser Permanente, Series 2004 I,
                                       3.450% 04/01/35                                    1,750,000 1,714,947

CA Turlock                           Emanuel Medical Center, Inc., Series 2004,
                                       5.375% 10/15/34                                    2,000,000 2,101,360

CA Whittier                          Presbyterian Intercommunity Hospital, Series 2002,
                                       5.750% 06/01/31                                    1,000,000 1,083,930

CO Health Facilities Authority       Parkview Medical Center, Inc., Series 2001,
                                       6.600% 09/01/25                                      300,000   329,943
                                     Vail Valley Medical Center, Series 2004,
                                       5.000% 01/15/20                                    1,000,000 1,043,010

CT Health & Educational Facilities   Hospital For Special Care, Series 1997 B,
Authority                              5.500% 07/01/27                                      730,000   748,798

FL Hillsborough County Industrial    Tampa General Hospital Project, Series 2003 B,
Development Authority                  5.250% 10/01/34                                    1,000,000 1,047,710

FL Miami Health Facilities Authority Catholic Health East, Series 2003 B,
                                       5.125% 11/15/24                                    1,000,000 1,044,380

FL Orange County Health Facilities   Orlando Regional Health Care System, Series 1999 E,
Authority                              6.000% 10/01/26                                      855,000   904,966

FL South Lake County Hospital        South Lake Hospital, Inc., Series 2003:
District                               6.375% 10/01/28                                      750,000   832,920
                                      6.375% 10/01/34                                       500,000   553,435

FL West Orange Health Care           Series 2001 A,
District                               5.650% 02/01/22                                    1,450,000 1,529,344

IL Health Facilities Authority       Thorek Hospital & Medical Center, Series 1998,
                                       5.375% 08/15/28                                      500,000   512,450

IL Southwestern Development          Anderson Hospital:
Authority                              Series 1999:
                                       5.500% 08/15/20                                      500,000   515,175
                                      5.625% 08/15/29                                       250,000   257,603
                                       Series 2006,
                                      5.125% 08/15/26                                     1,245,000 1,290,231

IN Health & Educational Facility     Clarian Health Partners, Series 2006 A,
Financing Authority                    5.000% 02/15/39                                    1,875,000 1,932,694
                                     Jackson County Schneck Memorial,
                                       Series 2006 A,
                                      5.250% 02/15/30                                     1,000,000 1,062,510

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                          Par ($)   Value ($)
Health Care (continued)
Hospitals (continued)
IN Health Facility Financing       Community Foundation of Northwest Indiana, Inc.,
Authority                            Series 2004 A,
                                    6.000% 03/01/34                                         850,000   913,988

KS University Hospital Authority   Series 2006,
                                     4.500% 09/01/32                                      1,000,000   970,300

LA Public Facilities Authority     Touro Infirmary,
                                     Series 1999 A:
                                     5.500% 08/15/19                                        510,000   515,131
                                     5.625% 08/15/29                                        240,000   242,842

MA Health & Educational Facilities Jordan Hospital:
Authority                            Series 1998 D,
                                     5.250% 10/01/18                                        600,000   608,988
                                     Series 2003 E,
                                    6.750% 10/01/33                                         750,000   828,907
                                   Milford-Whitinsville Regional Hospital:
                                     Series 1998 C,
                                    5.750% 07/15/13                                         610,000   628,764
                                     Series 2002 D,
                                    6.350% 07/15/32                                       1,715,000 1,854,292

MD Health & Higher Educational     Adventist Health Care, Series 2003 A:
Facilities Authority                 5.000% 01/01/16                                        400,000   411,904
                                    5.750% 01/01/25                                         600,000   642,696

MI Dickinson County                Dickinson County Health Care System, Series 1999,
                                     5.800% 11/01/24                                      1,000,000 1,034,590

MI Hospital Finance Authority      Henry Ford Health, Series 2006 A,
                                     5.000% 11/15/21                                      1,000,000 1,059,940
                                   McLaren Health Care Corp., Series 2005 C,
                                     5.000% 08/01/35                                      2,500,000 2,588,125
                                   Oakwood Obligated Group, Series 2003,
                                     5.500% 11/01/18                                      1,600,000 1,721,648

MN St. Paul Housing &              HealthEast, Inc., Series 2005,
Redevelopment Authority              5.150% 11/15/20                                        750,000   784,515

MN Washington County Housing &     HealthEast, Inc., Series 1998,
Redevelopment Authority              5.250% 11/15/12                                      1,100,000 1,129,425

MO Health & Educational Facilities Lake Regional Health Systems Project, Series 2003,
Authority                            5.700% 02/15/34                                      1,000,000 1,068,960

MO Saline County Industrial        John Fitzgibbon Memorial Hospital, Series 2005,
Development Authority                5.625% 12/01/35                                      2,750,000 2,801,287

MT Facilities Finance Authority    Montana's Children's Home and Hospital, Series 2005 B,
                                     4.750% 01/01/24                                        750,000   767,040

NC Medical Care Commission         Stanly Memorial Hospital, Series 1999,
                                     6.375% 10/01/29                                      1,000,000 1,062,190

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                        Par ($)   Value ($)
Health Care (continued)
Hospitals (continued)
NH Higher Educational & Health      Catholic Medical Center, Series 2002 A,
Facilities Authority                  6.125% 07/01/32                                      50,000    54,302
                                    Littleton Hospital Association, Inc.:
                                     Series 1998 A:
                                      5.900% 05/01/18                                     500,000   514,975
                                      6.000% 05/01/28                                   1,000,000 1,031,750
                                     Series 1998 B,
                                      5.900% 05/01/28                                     675,000   694,386
                                    The Memorial Hospital at North Conway, Series 2006,
                                      5.250% 06/01/21                                   1,000,000 1,048,430

NJ Health Care Facilities Financing Children's Specialized Hospital, Series 2005 A,
Authority                             5.000% 07/01/24                                     745,000   761,040

NM Farmington                       San Juan Medical Center, Series 2004 A,
                                      5.000% 06/01/23                                     500,000   518,165

NV Henderson                        St. Rose Dominican Hospital:
                                     Series 1998,
                                      5.125% 07/01/28                                     540,000   550,622
                                     Series 1998 A,
                                      5.375% 07/01/26                                     610,000   624,780

NY Dormitory Authority              Mount Sinai Hospital, NYU Medical Center:
                                     Series 2000,
                                      5.500% 07/01/26                                     225,000   228,470
                                     Series 2000 C,
                                      5.500% 07/01/26                                   2,275,000 2,310,080
                                    North Shore-Long Island Jewish Medical Center,
                                      Series 2003,
                                      5.500% 05/01/33                                     400,000   428,884

NY Monroe County Industrial         Highland Hospital, Series 2005,
Development Agency                    5.000% 08/01/25                                   1,115,000 1,143,120

OH Highland County Joint Township   Series 1999,
                                      6.750% 12/01/29                                   1,815,000 1,902,592

OH Lakewood Hospital                Lakewood Hospital Association, Series 2003,
Improvement District                  5.500% 02/15/15                                   1,250,000 1,334,012

OH Miami County Hospital Facilities Upper Valley Medical Center, Inc.,
Authority                             5.250% 05/15/17                                   1,000,000 1,063,820

OH Sandusky County                  Memorial Hospital, Series 1998,
                                      5.150% 01/01/10                                     250,000   251,865

OK Development Finance Authority    Duncan Regional Hospital, Series 2003 A,
                                      5.125% 12/01/23                                   2,000,000 2,087,960

OK Stillwater Medical Center        Series 2003,
Authority                             5.625% 05/15/23                                   1,000,000 1,087,610
                                    Series 2005,
                                      5.000% 05/15/17                                   1,155,000 1,193,716

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                          Par ($)   Value ($)
Health Care (continued)
Hospitals (continued)
SC Jobs Economic Development        Bon Secours-St. Francis Medical Center, Series 2002,
Authority                             5.500% 11/15/23                                     2,250,000  2,396,025

SD Health & Educational Facilities  Sioux Valley Hospital & Health System, Series 2004 A,
Authority                             5.250% 11/01/34                                     1,100,000  1,154,142

TN Johnson City Health &            Mountain States Health Alliance, Series 2006 A,
Educational Facilities Board          5.500% 07/01/36                                       750,000    802,695

TN Knox County Health,
Educational & Housing Facilities    East Tennessee Hospital, Series 2003 B,
Authority                             5.750% 07/01/33                                       150,000    160,647

TN Sullivan County Health
Educational & Housing Facilities    Wellmont Health System, Series 2006 C,
Board                                 5.250% 09/01/26                                     4,000,000  4,229,680

TX Tyler Health Facilities          Mother Frances Hospital, Series 2001,
Development Corp.                     6.000% 07/01/31                                       750,000    801,683

VA Augusta County Industrial        Augusta Health Care, Inc., Series 2003,
Development Authority                 5.250% 09/01/19                                     2,000,000  2,181,980

WA Skagit County Public Hospital    Series 2003,
District No. 1                        6.000% 12/01/23                                     1,000,000  1,087,710

WI Health & Educational Facilities  Aurora Health Care, Inc., Series 2003,
Authority                             6.400% 04/15/33                                       700,000    780,829
                                    Fort Health Care, Inc., Series 2004,
                                      6.100% 05/01/34                                     1,965,000  2,184,274
                                    ----------------------------------------------------- --------- ----------
                                    Hospitals Total                                                 82,295,999

Intermediate Care Facilities - 0.6%

IL Development Finance Authority    Hoosier Care, Inc., Series 1999 A,
                                      7.125% 06/01/34                                     1,420,000  1,465,781

IN Health Facilities Financing      Hoosier Care, Inc., Series 1999 A,
Authority                             7.125% 06/01/34                                     1,175,000  1,212,882

LA Public Facilities Authority      Progressive Health Care Providers, Inc., Series 1998,
                                      6.375% 10/01/28                                     2,000,000  2,011,300
                                    ----------------------------------------------------- --------- ----------
                                    Intermediate Care Facilities Total                               4,689,963

Nursing Homes - 2.4%
AK Juneau                           St. Ann's Care Center, Inc., Series 1999,
                                      6.875% 12/01/25                                     1,660,000  1,660,830

CO Health Facilities Authority      Evangelical Lutheran Good Samaritan Foundation:
                                      Series 2005,
                                      5.000% 06/01/35                                       750,000    770,160

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                              Par ($)   Value ($)
Health Care (continued)
Nursing Homes (continued)
                               Series 2006,
                               5.250% 06/01/24                                2,000,000   2,117,240
                              Volunteers of America Care Facilities:
                                Series 1998 A,
                                5.750% 07/01/20                                 700,000     721,371
                                Series 1999 A,
                                5.750% 07/01/10                                 550,000     558,277

DE Economic Development       Churchman Village Project, Series 1991 A,
Authority                       10.000% 03/01/21                                635,000     634,987

Greystone Midwest Junior Lien 7.148% 08/01/36 (e)                             3,581,328   3,212,022

IA Finance Authority          Care Initiatives, Series 1998 B:
                                5.500% 07/01/08                                 210,000     213,723
                               5.750% 07/01/18                                  600,000     617,736
                               5.750% 07/01/28                                1,475,000   1,488,186

MA Development Finance Agency Alliance Health Care Facilities, Series 1999 A,
                                7.100% 07/01/32                               2,170,000   2,222,210

MA Industrial Finance Agency  GF/Massachusetts, Inc., Series 1994,
                                8.300% 07/01/23                                 835,000     823,327

MN Sartell                    Foundation for Health Care:
                                Series 1999 A,
                                6.625% 09/01/29                               2,000,000   2,066,180
                                Series 2001 A,
                                8.000% 09/01/30                               1,000,000   1,102,900

PA Chester County Industrial  Pennsylvania Nursing Home, Series 2002,
Development Authority           8.500% 05/01/32                                 385,000     401,825

PA Delaware County Industrial Care Institute-Main Line LLC, Series 2005,
Development Authority           9.000% 08/01/31                                  50,000      40,353
                              ----------------------------------------------- --------- -----------
                              Nursing Homes Total                                        18,651,327
Health Care Total                                                                       198,085,476
Housing - 13.8%
Assisted Living/Senior - 1.6%

DE Kent County                Heritage at Dover, Series 1999, AMT,
                                7.625% 01/01/30                               2,355,000   2,182,543

GA Columbus Housing Authority The Gardens at Calvary Project, Series 1999,
                                7.000% 11/15/29                               2,000,000   1,998,020

MN Roseville                  Care Institute, Inc., Series 1993,
                                7.750% 11/01/23                               1,270,000   1,109,497

NC Medical Care Commission    DePaul Community Facilities, Inc.:
                                Series 1998,
                                6.125% 01/01/28                                 500,000     480,755
                                Series 1999,
                                7.625% 11/01/29                               1,880,000   1,975,561

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                         Par ($)   Value ($)
Housing (continued)
Assisted Living/Senior (continued)
NY Huntington Housing Authority    Gurwin Jewish Senior Center, Series 1999 A:
                                     5.875% 05/01/19                                     1,900,000  1,951,604
                                    6.000% 05/01/29                                        625,000    643,750

NY Mount Vernon Industrial         Wartburg Senior Housing, Inc., Series 1999,
Development Agency                   6.200% 06/01/29                                     1,000,000  1,016,690

NY Suffolk County Industrial       Gurwin-Jewish Phase II, Series 2004,
Development Agency                   6.700% 05/01/39                                       500,000    543,730

OR Clackamas County Hospital       Robison Jewish Home, Series 2005,
Facility Authority                   5.250% 10/01/27                                       700,000    707,497
                                   ----------------------------------------------------- --------- ----------
                                   Assisted Living/Senior Total                                    12,609,647

Multi-Family - 5.2%
CA Statewide Communities           Series 2005, AMT, Insured: GNMA
Development Authority                5.050% 01/20/41                                     5,000,000  5,161,650

DC Housing Finance Agency          FDS Residential II LP, Series 2004, AMT, Insured: FHA
                                     4.850% 06/01/35                                     1,460,000  1,476,148

DE Wilmington                      Electra Arms Senior Association, Series 1998, AMT,
                                     6.250% 06/01/28                                       895,000    892,700

FL Broward County Housing Finance  Chaves Lake Apartments Ltd., Series 2000 A, AMT,
Authority                            7.500% 07/01/40                                     1,250,000  1,329,825

FL Capital Trust Agency            Atlantic Housing Foundation, Inc., Series 2005 C,
                                     5.875% 01/01/28                                     1,500,000  1,523,190

FL Clay County Housing Finance     Breckenridge Commons Ltd., Series 2000 A, AMT,
Authority                            7.450% 07/01/40                                     1,220,000  1,290,479

MA Housing Finance Agency          Series 2004 A, AMT, Insured: FSA
                                     5.250% 07/01/25                                     5,000,000  5,158,250
                                   Series 2005 E, AMT,
                                     5.000% 12/01/28                                       750,000    774,735

ME Housing Authority               Series 2005 A-2, AMT,
                                     4.950% 11/15/27                                     2,500,000  2,535,350

MN Minneapolis Student Housing     Riverton Community Housing, Inc., Series 2006 A,
                                     5.700% 08/01/40                                     1,600,000  1,614,256

MN Washington County Housing &     Cottages of Aspen, Series 1992, AMT,
Redevelopment Authority              9.250% 06/01/22                                       430,000    437,452

MN White Bear Lake                 Birch Lake Townhomes, Series 1989 A,
                                     9.750% 07/15/19                                       750,000    711,375

NC Durham Housing Authority        Magnolia Pointe Apartments, Series 2005,
                                     5.650% 02/01/38                                     3,500,000  3,497,760

NC Medical Care Commission         ARC Project, Series 2004 A,
                                     5.800% 10/01/34                                     1,550,000  1,673,581

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                         Par ($)   Value ($)
Housing (continued)
Multi-Family (continued)
NM Mortgage Finance Authority     Series 2005 E, AMT, Insured: FHA
                                    4.800% 09/01/40                                      1,200,000  1,199,928

NY New York City Housing          Series 2005 F-1,
Development Corp.                   4.650% 11/01/25                                      2,750,000  2,811,875

OH Montgomery County              Heartland of Centerville LLC, Series 2005, AMT,
                                    Insured: FHLMC
                                    4.950% 11/01/35                                        750,000    765,945

OR Housing & Community Services   Series 2005 A, AMT, Insured: FHA
Department                          4.850% 07/01/35                                      1,755,000  1,770,760

Resolution Trust Corp.            Pass-Through Certificates, Series 1993 A,
                                    8.500% 12/01/16 (f)                                    455,481    452,571

TX El Paso County Housing Finance American Village Communities:
Corp.                               Series 2000 C,
                                    8.000% 12/01/32                                        570,000    587,482
                                   Series 2000 D,
                                   10.000% 12/01/32                                        675,000    701,122

WA Seattle Housing Authority      High Rise Rehabilitation Phase I LP, Series 2005, AMT,
                                    Insured: FSA
                                    5.000% 11/01/25                                      1,000,000  1,022,160

WA Tacoma Housing Authority       Redwood, Series 2005, AMT, Insured: GNMA
                                    5.050% 11/20/37                                      3,000,000  3,079,290
                                  ------------------------------------------------------ --------- ----------
                                  Multi-Family Total                                               40,467,884

Single-Family - 7.0%
AK Development Finance Authority  Series 2005 D, AMT, Insured: GNMA
                                    4.750% 07/01/35                                        240,000    240,665

CO Housing & Finance Authority    Series 1995 D-1, AMT,
                                    7.375% 06/01/26                                         45,000     46,326
                                  Series 1997 A-2, AMT,
                                    7.250% 05/01/27                                         35,000     35,304

CT Housing Finance Authority      Series 2005 D-2, AMT,
                                    4.850% 11/15/36                                      5,000,000  5,050,600

FL Housing Finance Corp.          Series 2006 1, AMT, Insured: GNMA
                                    4.850% 07/01/37                                      2,000,000  2,020,260

FL Lee County Housing Finance     Series 2006 A, Insured: GNMA
Authority                           5.000% 03/01/39                                      2,000,000  2,042,640

MA Housing Finance Agency         Series 2005 A, AMT,
                                    5.200% 06/01/36                                      1,500,000  1,553,415
                                  Series 2006 122, AMT,
                                    4.875% 12/01/37                                      4,000,000  4,034,240

ME Housing Authority              Series 2005 D-2, AMT,
                                    4.800% 11/15/36                                      2,000,000  2,010,060

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                        Par ($)   Value ($)
Housing (continued)
Single-Family (continued)
MN Housing Finance Agency        Series 2006I, AMT,
                                   5.000% 07/01/21                      1,350,000   1,399,518

MN Minneapolis St. Paul Housing  Series 2006 A2, AMT, Insured: GNMA
Finance Board                      5.000% 12/01/38                      2,748,880   2,819,224

MO Housing Development           Series 2006 C1, Insured: GNMA
Commission                         5.000% 09/01/37                      2,500,000   2,558,125

MT Board of Housing              Series 2005 A, AMT,
                                   5.000% 06/01/36                        960,000     979,037

NC Housing Finance Agency        Series 2006 23-A, AMT,
                                   4.800% 01/01/37                      2,500,000   2,511,775

NJ Housing & Mortgage Finance    Series 2005 M, AMT,
Agency                             5.000% 10/01/36                      1,870,000   1,916,900

OK Housing Finance Agency        Series 2006 C, AMT, Insured: GNMA
                                   5.000% 09/01/26                      2,000,000   2,050,800
                                 Series 2006, AMT, Insured: GNMA
                                   4.850% 09/01/37                      2,435,000   2,456,477

PA Housing Finance Agency        Series 2005 90-A, AMT,
                                   4.700% 10/01/25                      1,480,000   1,491,381

PA Pittsburgh Urban              Series 2006 A, AMT, Insured: GNMA
Redevelopment Authority            5.000% 10/01/36                      1,750,000   1,792,245

RI Housing & Mortgage Finance    Series 2005, AMT,
Corp.                              4.750% 10/01/30                      4,000,000   4,026,560

TN Housing Development Agency    Series 2006,
                                   5.000% 07/01/21                      1,425,000   1,478,338

TX Affordable Housing Corp.      Series 2005 A, AMT, Insured: GNMA
                                   5.100% 09/01/39                      3,300,000   3,442,527

UT Utah Housing Corp.            Series 2006, AMT:
                                   4.850% 07/01/26                      1,000,000   1,018,460
                                  4.950% 07/01/37                       2,000,000   2,040,800

VA Housing Development Authority Series 2005 A, AMT,
                                  5.000% 01/01/31                       1,500,000   1,535,580

WA Housing Finance Commission    Single Family Program, Series 2006 5a,
                                   Insured: GNMA
                                   4.900% 06/01/37                      2,000,000   2,020,960

WI Housing & Economic            Series 2005 C, AMT,
Development Authority              4.875% 03/01/36                      1,925,000   1,942,671
                                 -------------------------------------- --------- -----------
                                 Single-Family Total                               54,514,888
Housing Total                                                                     107,592,419

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                      Par ($)   Value ($)
Industrials - 5.5%
Food Products - 0.4%
MI Strategic Fund                Imperial Holly Corp.:
                                   Series 1998 A,
                                   6.250% 11/01/15                                    1,000,000  1,032,760
                                   Series 1998 C, AMT,
                                   6.550% 11/01/25                                    1,500,000  1,540,530

OH Toledo Lucas County Port      Cargill, Inc. Project, Series 2004 A,
Authority                          4.800% 03/01/22                                      500,000    509,310
                                 ---------------------------------------------------- --------- ----------
                                 Food Products Total                                             3,082,600

Forest Products & Paper - 1.4%
AL Camden Industrial Development Weyerhaeuser Co.,
Board                              Series 2003 B, AMT,
                                   6.375% 12/01/24                                      275,000    301,513

AL Courtland Industrial          International Paper Co.:
Development Board                  Series 2003 B, AMT,
                                   6.250% 08/01/25                                    2,000,000  2,183,280
                                   Series 2005 A,
                                   5.200% 06/01/25                                    1,000,000  1,025,730

AL Phenix City Industrial        Meadwestvaco Corp., Series 2002 A, AMT,
Development Board                  6.350% 05/15/35                                    1,000,000  1,073,220

AR Camden Environmental          International Paper Co., Series 2004 A, AMT,
Improvement Authority              5.000% 11/01/18                                      250,000    255,512

GA Rockdale County Development   Visy Paper, Inc., Series 1993, AMT,
Authority                          7.500% 01/01/26                                    2,800,000  2,815,904

MS Lowndes County                Weyerhaeuser Co.:
                                   Series 1992 A,
                                  6.800% 04/01/22                                     1,995,000  2,422,169
                                   Series 1992 B,
                                   6.700% 04/01/22                                      230,000    276,865

VA Bedford County Industrial     Nekoosa Packaging Corp., Series 1998, AMT,
Development Authority              5.600% 12/01/25                                      400,000    405,156
                                 ---------------------------------------------------- --------- ----------
                                 Forest Products & Paper Total                                  10,759,349

Manufacturing - 0.6%
IL Will-Kankakee Regional        Flanders Corp., Series 1997, AMT,
Development Authority              6.500% 12/15/17                                      700,000    712,845

KS Wichita Airport Authority     Cessna Citation Service Center, Series 2002 A, AMT,
                                   GTY AGMT: Textron, Inc.
                                   6.250% 06/15/32                                    1,875,000  2,004,525

MS Business Finance Corp.        Northrop Grumman Ship Systems, Inc., Series 2006,
                                   4.550% 12/01/28                                    1,500,000  1,488,840
                                 ---------------------------------------------------- --------- ----------
                                 Manufacturing Total                                             4,206,210

Metals & Mining - 0.3%
NV Department of Business &      Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
Industry                           8.000% 09/01/14 (f)                                  380,000    396,287

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                       Par ($)    Value ($)
Industrials (continued)
Metals & Mining (continued)
VA Greensville County Industrial  Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
Development Authority               7.000% 04/01/14                                     2,100,000  2,099,622
                                  ---------------------------------------------------- ---------- ----------
                                  Metals & Mining Total                                            2,495,909

Oil & Gas - 2.3%
NJ Middlesex County Pollution     Amerada Hess Corp., Series 2004,
Control Authority                   6.050% 09/15/34                                       285,000    312,232

NV Clark County Industrial        Southwest Gas Corp.:
Development Authority               Series 2003 E, AMT,
                                    5.800% 03/01/38                                     1,750,000  1,868,387
                                    Series 2005 A, AMT, Insured: AMBAC
                                    4.850% 10/01/35                                    10,000,000 10,183,600

TX Gulf Coast Industrial          Citgo Petroleum, Series 1998, AMT,
Development Authority               8.000% 04/01/28                                       875,000    990,719

TX Texas City Industrial          Arco Pipeline Co., Series 1990,
Development Corp.                   7.375% 10/01/20                                     2,000,000  2,596,340

VI Virgin Islands Public Finance  Hovensa LLC:
Authority                           Series 2003, AMT,
                                    6.125% 07/01/22                                       875,000    968,205
                                    Series 2004, AMT,
                                    5.875% 07/01/22                                     1,000,000  1,096,760

VI Virgin Islands                 Hovensa LLC, Series 2002, AMT,
                                    6.500% 07/01/21                                       125,000    140,969
                                  ---------------------------------------------------- ---------- ----------
                                  Oil & Gas Total                                                 18,157,212

Other Industrial Development Bonds - 0.5%
NJ Economic Development           GMT Realty LLC, Series 2006 B, AMT,
Authority                           6.875% 01/01/37                                     4,000,000  4,173,960
                                  ---------------------------------------------------- ---------- ----------
                                  Other Industrial Development Bonds Total                         4,173,960
Industrials Total                                                                                 42,875,240
Other - 11.1%
Other - 0.4%
NJ Economic Development           Motor Vehicle Commission, Series 2003 A,
Authority                           Insured: MBIA
                                    (a) 07/01/14                                        2,500,000  1,869,750

PR Commonwealth of Puerto Rico    Series 2006 B,
Government Development Bank         5.000% 12/01/15                                     1,250,000  1,337,363
                                  ---------------------------------------------------- ---------- ----------
                                  Other Total                                                      3,207,113

Pool/Bond Bank - 0.4%
OH Cleveland-Cuyahoga County Port Series 2004 E,
Authority                           5.600% 05/15/25                                       530,000    555,599
                                  Series 2005 B,
                                    5.125% 05/15/25                                       750,000    764,692

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                       Par ($)    Value ($)
Other (continued)
Pool/Bond Bank (continued)
OH Summit County Port Authority    Seville Project, Series 2005 A,
                                     5.100% 05/15/25                                      490,000   496,978

SD Economic Development Finance    Davis Family Sodak, Series 2004 4-A, AMT,
Authority                            6.000% 04/01/29                                    1,400,000 1,448,888
                                   --------------------------------------------------- ---------- ---------
                                   Pool/Bond Bank Total                                           3,266,157

Refunded/Escrowed(g) - 7.9%
CA ABAG Finance Authority for      Eskaton Gold River Lodge, Series 1998,
Nonprofit Corps.                     Pre-refunded 11/15/08:
                                     6.375% 11/15/15                                      540,000   566,595
                                    6.375% 11/15/28                                       550,000   587,680

CA Golden State Tobacco            Series 2003 B, Pre-refunded 06/01/13,
Securitization Corp.                 5.500% 06/01/43                                    1,250,000 1,379,037

CA Orange County Community         Ladera Ranch, Series 1999 A, Pre-refunded 08/15/09,
Facilities District                  6.500% 08/15/21                                    1,000,000 1,087,010

CA Pasadena Community College      Series 2003 A, Pre-refunded 06/01/13, Insured: FGIC
District                             5.000% 06/01/19                                    1,290,000 1,394,232

CA Statewide Communities           Eskaton Village - Grass Valley, Series 2000,
Development Authority                Pre-refunded 11/15/10,
                                     8.250% 11/15/31                                    1,695,000 1,963,590

CO Adams County                    Series 1991 B:
                                     Escrowed to Maturity,
                                     11.250% 09/01/11                                     220,000   289,205
                                     Pre-refunded 09/01/09,
                                     11.250% 09/01/11 (h)                                 325,000   386,393
                                     Pre-refunded 09/01/10,
                                     11.250% 09/01/11                                     360,000   450,234

CO Department of Transportation    Series 2001, Pre-refunded 12/15/08, Insured: MBIA:
                                     5.500% 06/15/14 (i)                                6,000,000 6,501,540
                                    5.500% 06/15/15 (i)                                 4,000,000 4,334,360

CO E-470 Public Highway Authority  Series 2000 B, Pre-refunded 09/01/10,
                                     (a) 09/01/35                                      17,500,000 2,328,025

FL Capital Projects Finance        Glenridge on Palmer Ranch, Series 2002 A,
Authority                            Pre-refunded 06/01/12,
                                     8.000% 06/01/32                                    1,250,000 1,503,962

FL Northern Palm Beach County      Series 1999, Pre-refunded 08/01/09, Insured: MBIA:
Improvement District                 5.900% 08/01/19                                      500,000   533,235
                                    6.000% 08/01/29                                       750,000   801,697

FL Orange County Health Facilities Orlando Regional Health Care System:
Authority                            Series 1999 E, Pre-refunded 10/01/09,
                                     6.000% 10/01/26                                       20,000    21,396
                                    Series 2002, Pre-refunded 12/01/12,
                                    5.750% 12/01/32                                       350,000   385,490

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                               Par ($)   Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)
FL Tampa Bay Water Utility         Series 1991 I, Pre-refunded 10/01/11, Insured: FGIC
Systems                              6.667% 10/01/28 (j)                                       7,500,000 8,822,175

GA Forsyth County Hospital         Georgia Baptist Health Care System, Series 1998,
Authority                            Escrowed to Maturity,
                                     6.000% 10/01/08                                             330,000   338,148

GA Municipal Electric Authority    Series 1991 V:
                                     Escrowed to Maturity,
                                     6.600% 01/01/18                                             690,000   833,630
                                     Pre-refunded 01/01/13,
                                     6.600% 01/01/18                                              75,000    87,934

IA Finance Authority               Care Initiatives, Series 1996, Pre-refunded 07/01/11,
                                     9.250% 07/01/25                                             465,000   573,708

IL Development Finance Authority   Latin School of Chicago, Series 1998,
                                     Pre-refunded 08/01/08,
                                     5.650% 08/01/28                                           1,725,000 1,776,388

IL Health Facilities Authority     Lutheran Senior Ministries, Series 2001 A,
                                     Pre-refunded 08/15/11,
                                     7.375% 08/15/31                                           1,300,000 1,507,038

IL University of Illinois          Series 2001 A, Pre-refunded 08/15/11, Insured: AMBAC
                                     5.500% 08/15/16                                           1,425,000 1,535,623

MA Development Finance Agency      Western New England College, Series 2002,
                                     Pre-refunded 12/01/12,
                                     6.125% 12/01/32                                             300,000   340,692

MN Carlton                         Inter-Faith Social Services, Inc., Series 2000,
                                     Pre-refunded 04/01/10,
                                     7.500% 04/01/19                                             250,000   278,335

NC Eastern Municipal Power         Series 1991 A, Escrowed to Maturity,
Agency                               6.500% 01/01/18                                           3,320,000 4,106,608

NC Lincoln County                  Lincoln County Hospital, Series 1991, Escrowed to Maturity,
                                     9.000% 05/01/07                                              45,000    45,750

NH Health & Educational Facilities Catholic Medical Center, Series 2002 A,
Authority                            Pre-refunded 7/01/12,
                                     6.125% 07/01/32                                             350,000   392,466
NJ Economic Development            Seabrook Village, Inc., Series 2000 A,
Authority                            Pre-refunded 11/15/10,
                                    8.250% 11/15/30                                            1,625,000 1,898,439

NM Red River Sports Facility       Red River Ski Area, Series 1998, Escrowed to Maturity
                                     6.450% 06/01/07                                              50,000    50,242

NV Henderson                       St. Rose Dominican Hospital, Series 1998 A,
                                     Pre-refunded 07/01/08,
                                     5.375% 07/01/26                                             180,000   185,490

NY Convention Center Operating     Yale Building Project, Series 2003, Escrowed to Maturity,
Corp.                                (a) 06/01/08                                              2,100,000 1,993,782

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                         Par ($)   Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)
NY Dormitory Authority              Memorial Sloan-Kettering Cancer Center,
                                    Series 2003:
                                      Escrowed to Maturity, Insured: MBIA
                                      (a) 07/01/25                                       3,600,000  1,668,204
                                      Insured: MBIA
                                      (a) 07/01/26                                       4,400,000  1,944,712

NY New York                         Series 1995 B,
                                      Escrowed to Maturity,
                                      7.250% 08/15/07                                      140,000    143,136

PA Economic Development             Northampton Generating, Series 1994 B, AMT, Escrowed
Financing Authority                   to Maturity,
                                      6.750% 01/01/07                                       10,000     10,000

PA Lancaster Industrial             Garden Spot Village, Series 2000 A,
Development Authority                 Pre-refunded 05/01/10,
                                      7.625% 05/01/31                                      825,000    932,118

PA Philadelphia Authority for       Doubletree Project, Series 1997 A,
Industrial Development                Pre-refunded 02/01/07,
                                      6.500% 10/01/27                                    2,000,000  2,044,000

TN Shelby County Health,            Open Arms Development Centers:
Educational & Housing Facilities      Series 1992 A, Pre-refunded 08/01/07,
Board                                 9.750% 08/01/19                                      260,000    280,969
                                      Series 1992 C, Pre-refunded 08/01/07,
                                      9.750% 08/01/19                                      260,000    280,969

WA Health Care Facilities Authority Kadlec Medical Center, Series 2001,
                                      Pre-refunded 12/01/10, Insured: RAD
                                      5.875% 12/01/21                                      600,000    646,992

WI Health & Educational Facilities  Attic Angel Obligated Group, Series 1998,
Authority                             Pre-refunded 11/17/08,
                                      5.750% 11/15/27                                    2,125,000  2,238,921

                                    Wheaton Franciscan Services, Series 2002,
                                      Pre-refunded 02/15/12,
                                      5.750% 08/15/30                                    1,050,000  1,158,349

WV Hospital Finance Authority       Charleston Area Medical Center, Series 2000,
                                      Pre-refunded 09/01/10,
                                      6.750% 09/01/30                                      925,000  1,028,054
                                    ---------------------------------------------------- --------- ----------
                                    Refunded/Escrowed Total                                        61,656,553

Tobacco - 2.4%
CA Golden State Tobacco             Series 2003 A-1:
Securitization Corp.                  6.250% 06/01/33                                    2,850,000  3,183,592
                                     6.750% 06/01/39                                       200,000    228,984

IA Tobacco Settlement Authority     Series 2005 C,
                                      5.625% 06/01/46                                    3,000,000  3,184,620

LA Tobacco Settlement Financing     Series 2001 B,
Corp.                                 5.875% 05/15/39                                    1,000,000  1,071,480

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                            Par ($)    Value ($)
Other (continued)
Tobacco (continued)
NJ Tobacco Settlement Financing   Series 2003,
Corp.                               6.750% 06/01/39                          2,000,000  2,291,180

NY Nassau County Tobacco          Series 2006,
Settlement Corp.                    (a) 06/01/60                            25,000,000    890,000

NY TSASC, Inc.                    Series 2006 1,
                                    5.125% 06/01/42                          3,250,000  3,339,115

PR Commonwealth of Puerto Rico    Series 2005 B,
Children's Trust Fund               (a) 05/15/55                            25,000,000    901,250

SC Tobacco Settlement             San Diego County Tobacco, Series 2001 B,
Management Authority                6.375% 05/15/28                          1,000,000  1,084,740

VA Tobacco Settlement Financing   Series 2005,
Corp.                               5.625% 06/01/37                          2,000,000  2,139,700
                                  ----------------------------------------- ---------- ----------
                                  Tobacco Total                                        18,314,661
Other Total                                                                            86,444,484
Other Revenue - 2.6%
Hotels - 1.2%
MD Economic Development Corp.     Refunding, Series 2006 A,
Revenue                             5.000% 12/01/31                          2,250,000  2,260,013

NJ Middlesex County Improvement   Heldrich Associates LLC:
Authority                           Series 2005 B,
                                    6.250% 01/01/37                          4,250,000  4,401,512
                                      Series 2005 C,
                                    8.750% 01/01/37                          1,250,000  1,269,050

TX San Antonio Convention Hotel   Hotel Investments LP, Series 2005 A, AMT,
Finance Corp.                       Insured: AMBAC
                                    5.000% 07/15/34                          1,500,000  1,558,080
                                  ----------------------------------------- ---------- ----------
                                  Hotels Total                                          9,488,655

Recreation - 1.1%
CA Agua Caliente Band Cahuilla    Series 2003,
Indians                             6.000% 07/01/18                          1,000,000  1,085,080

CA Cabazon Band Mission Indians   Series 2004:
                                    8.375% 10/01/15 (f)                        485,000    499,890
                                   8.750% 10/01/19 (f)                       1,800,000  1,874,268

CT Mashantucket Western Pequot
Tribe                             Series 1999 B, (a) 09/01/15 (f)            2,000,000  1,308,460

CT Mohegan Tribe Gaming Authority Series 2001,
                                    6.250% 01/01/31 (f)                        475,000    505,101

NY Liberty Development Corp.      National Sports Museum, Series 2006 A,
                                    6.125% 02/15/19 (f)                      1,250,000  1,324,412

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                      Par ($)   Value ($)
Other Revenue (continued)
Recreation (continued)
OR Cow Creek Band Umpqua Tribe    Series 2006 C,
of Indians                          5.625% 10/01/26 (f)                               1,700,000  1,732,164
                                  --------------------------------------------------- --------- ----------
                                  Recreation Total                                               8,329,375

Retail - 0.3%
LA Beauregard Parish              Office Max, Series 2002,
                                    6.800% 02/01/27                                   1,750,000  1,922,725

OH Lake County                    North Madison Properties, Series 1993,
                                    8.819% 09/01/11                                     395,000    398,800
                                  --------------------------------------------------- --------- ----------
                                  Retail Total                                                   2,321,525
Other Revenue Total                                                                             20,139,555
Resource Recovery - 1.5%
Disposal - 0.7%
FL Lee County Solid Waste Systems Series 2006 A, AMT, Insured: AMBAC
                                    5.000% 10/01/17                                   2,010,000  2,152,449

OH Solid Waste                    Republic Services, Inc., Series 2004, AMT,
                                    4.250% 04/01/33                                   2,000,000  1,960,740

UT Carbon County                  Laidlaw Environmental, Series 1997 A, AMT,
                                    7.450% 07/01/17                                   1,500,000  1,551,285
                                  --------------------------------------------------- --------- ----------
                                  Disposal Total                                                 5,664,474

Resource Recovery - 0.8%
MA Development Finance Agency     Ogden Haverhill Associates, Series 1999 A, AMT,
                                    6.700% 12/01/14                                     750,000    805,388

MA Industrial Finance Agency      Ogden Haverhill Associates, Series 1998 A, AMT:
                                    5.500% 12/01/13                                     500,000    519,070
                                   5.600% 12/01/19                                    1,000,000  1,038,040

NY Niagara County Industrial      American REF-Fuel Co., LLC, Series 2001 A, AMT,
Development Agency                  5.450% 11/15/26                                   1,000,000  1,055,110

PA Delaware County Industrial     American REF-Fuel Co., Series 1997 A,
Development Authority               6.200% 07/01/19                                   2,225,000  2,307,814
                                  --------------------------------------------------- --------- ----------
                                  Resource Recovery Total                                        5,725,422
Resource Recovery Total                                                                         11,389,896
Tax-backed - 16.3%
Local Appropriated - 1.7%
CA Compton                        Civic Center & Capital Improvements, Series 1997 A,
                                    5.500% 09/01/15                                   1,500,000  1,545,015

CA Southeast Resource Recovery    Series 2003 B, AMT, Insured: AMBAC
Facilities Authority                5.375% 12/01/18                                   2,000,000  2,138,580

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                  Par ($)   Value ($)
Tax-backed (continued)
Local Appropriated (continued)
MN Andover Economic                Andover Community Center, Series 2004,
Development Authority                5.200% 02/01/34                                750,000    788,407

MO St. Louis Industrial            St. Louis Convention Center, Series 2000,
Development Authority                Insured: AMBAC
                                     (a) 07/15/18                                 3,000,000  1,860,840

SC Berkeley County School District Series 2003,
                                     5.000% 12/01/28                              2,000,000  2,060,040

SC Dorchester County School        Series 2004,
District No. 2                       5.250% 12/01/29                              1,000,000  1,054,250

SC Lancaster Educational           Lancaster County School District, Series 2004,
Assistance Program                   5.000% 12/01/26                              1,350,000  1,393,605

SC Laurens County School District  Series 2005,
No. 55                               5.250% 12/01/30                              1,400,000  1,471,162

SC Newberry County School District Series 2005,
                                     5.000% 12/01/30                                750,000    775,050
                                   ---------------------------------------------- --------- ----------
                                   Local Appropriated Total                                 13,086,949

Local General Obligations - 2.7%
CA Empire Union School District    Series 1987-1 A, Insured: AMBAC
                                     (a) 10/01/21                                 1,665,000    886,180

CA Los Angeles Community College   Series 2003 B, Insured: FSA
District                             5.000% 08/01/19                              2,000,000  2,142,280

CA Los Angeles Unified School      Series 1997 E, Insured: MBIA
District                             5.125% 01/01/27                              3,800,000  4,096,932
                                   Series 2002 E, Insured: MBIA
                                     5.750% 07/01/16                                800,000    927,640

CA Modesto High School District    Series 2002 A, Insured: FGIC
                                     (a) 08/01/19                                 2,650,000  1,562,625

CO Northwest Metropolitan District Series 2005,
No. 3                                6.250% 12/01/35                              1,000,000  1,063,470

CO Red Sky Ranch Metropolitan      Series 2003,
District                             6.050% 12/01/33                              1,000,000  1,045,660

IL Hoffman Estates Park District   Series 2004,
                                     5.250% 12/01/23                              1,000,000  1,059,050

NJ Bergen County Improvement       Series 2005,
Authority                            5.000% 11/15/24                              1,800,000  2,013,516

NY New York City                   Series 1995 B,
                                     7.250% 08/15/07                                860,000    878,662
                                   Series 2003 J,
                                     5.500% 06/01/18                              1,500,000  1,631,580

OH Dublin City School District     Series 2003, Insured: FSA
                                     5.000% 12/01/20                              2,450,000  2,616,649

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                    Par ($)    Value ($)
Tax-backed (continued)
Local General Obligations (continued)
TX Dallas County Flood Control     Series 2002,
District                             7.250% 04/01/32                                 1,000,000  1,069,160
                                   ------------------------------------------------ ---------- ----------
                                   Local General Obligations Total                             20,993,404

Special Non-Property Tax - 3.2%
IL Bolingbrook                     Sales Tax Revenue, Series 2005,
                                     (k) 01/01/24
                                     (6.250% 01/01/08)                               1,500,000  1,471,875

KS Wyandotte County                Series 2005 B,
                                     5.000% 12/01/20                                   625,000    650,062
                                   Series 2006,
                                     4.875% 10/01/28                                 2,100,000  2,100,084

NJ Economic Development            Cigarette Tax, Series 2004:
Authority                            5.500% 06/15/31                                   315,000    333,809
                                    5.750% 06/15/29                                  1,000,000  1,081,950

NY Thruway Authority               Series 2003 A, Insured: MBIA
                                     5.000% 03/15/20                                 3,500,000  3,728,235

PR Commonwealth of Puerto Rico     Series 2003 AA, Insured: MBIA
Highway & Transportation Authority   5.500% 07/01/19                                 2,320,000  2,682,129

PR Commonwealth of Puerto Rico     Series 2005 C, Insured: AMBAC
Infrastructure Financing Authority   5.500% 07/01/24                                11,000,000 12,970,980
                                   ------------------------------------------------ ---------- ----------
                                   Special Non-Property Tax Total                              25,019,124

Special Property Tax - 4.9%
CA Carson Improvement Bond Act     Series 1992,
1915                                 7.375% 09/02/22                                   125,000    125,771

CA Huntington Beach Community      Grand Coast Resort,
Facilities District                  Series 2001-1,
                                     6.450% 09/01/31                                 1,250,000  1,346,437

CA Irvine Improvement Bond Act     No. 00-18-GRP 3, Series 2003,
1915                                 5.550% 09/02/26                                   500,000    515,395

CA Lincoln Community Facilities    Series 2004:
District No. 2003-1                  5.750% 09/01/20                                   455,000    469,587
                                    5.900% 09/01/24                                    455,000    470,220

CA Oakdale Public Financing        Central City Redevelopment Project, Series 2004,
Authority                            5.375% 06/01/33                                 2,000,000  2,106,740

CA Oceanside Community             Downtown Redevelopment Project, Series 2003,
Development Commission               5.700% 09/01/25                                   500,000    533,800

CA Orange County Community         Ladera Ranch, Series 2003 A,
Facilities District                  5.550% 08/15/33                                 1,000,000  1,026,040

CA Orange County Improvement       Phase IV, No. 01-1-B, Series 2003,
Bond Act 1915                        5.750% 09/02/33                                 1,000,000  1,030,750

CA Redwood City Community          Series 2003 B,
Facilities District No. 1            6.000% 09/01/33                                   700,000    734,594

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                            Par ($)   Value ($)
 Tax-backed (continued)
 Special Property Tax (continued)
 CA Temecula Valley Unified School Series 2003,
 District No. 1                      6.125% 09/01/33          600,000   612,846

 FL Ave Maria Stewardship          Series 2006 A,
 Community District                  5.125% 05/01/38          500,000   496,010

 FL Brandy Creek Community         Series 2003 A,
 Development District                6.350% 05/01/34          975,000 1,036,591

 FL Celebration Community          Series 2003 A,
 Development District                6.400% 05/01/34          980,000 1,044,513

 FL Colonial Country Club          Series 2003,
 Community Development District      6.400% 05/01/33          725,000   778,317

 FL Double Branch Community        Series 2002 A,
 Development District                6.700% 05/01/34          685,000   753,068
                                   Series 2003 B,
                                     5.375% 05/01/08           35,000    35,116

 FL Islands at Doral Southwest     Series 2003,
 Community Development District      6.375% 05/01/35          760,000   813,686

 FL Lexington Oaks Community       Series 1998 A,
 Development District                6.125% 05/01/19          250,000   250,808
                                   Series 2000 A,
                                     7.200% 05/01/30          655,000   671,611
                                   Series 2002 A,
                                     6.700% 05/01/33          250,000   266,340

 FL Middle Village Community       Series 2004 A,
 Development District                6.000% 05/01/35        2,000,000 2,097,720

 FL Orlando                        Conroy Road Interchange,
                                     Series 1998 A:
                                    5.500% 05/01/10           230,000   233,945
                                    5.800% 05/01/26           600,000   613,938

 FL Seven Oaks Community           Series 2004 A,
 Development District II             5.875% 05/01/35          495,000   511,805
                                   Series 2004 B,
                                     5.000% 05/01/09          540,000   540,772

 FL Stoneybrook Community          Series 1998 A,
 Development District                6.100% 05/01/19          700,000   702,296

 FL West Villages Improvement      Series 2006,
 District                            5.500% 05/01/37        1,750,000 1,769,390

 FL Westchester Community          Series 2003,
 Development District No.1           6.125% 05/01/35          800,000   851,176

 FL Westridge Community            Series 2005,
 Development District                5.800% 05/01/37        2,750,000 2,822,490

 GA Atlanta                        Series 2005 B,
                                     5.600% 01/01/30        1,000,000 1,042,820

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                              Par ($)   Value ($)
Tax-backed (continued)
Special Property Tax (continued)
IL Chicago                           Pilsen Redevelopment, Series 2004 B,
                                       6.750% 06/01/22                        1,225,000  1,331,097

IL Du Page County Special Service    Series 2006,
Area No. 31                            5.625% 03/01/36                          750,000    786,113

IL Lincolnshire Special Services     Sedgebrook Project, Series 2004,
Area No. 1                             6.250% 03/01/34                          750,000    795,548

IL Plano Special Service Area No. 4  Series 2005 5-B,
                                       6.000% 03/01/35                        3,000,000  3,026,310

IL Volo Village Special Service Area Series 2006 1,
No. 3                                  6.000% 03/01/36                        2,000,000  2,050,520

IN City of Portage                   Series 2006,
                                       5.000% 07/15/23                          700,000    716,527

MI Pontiac Tax Increment Finance     Development Area No. 3, Series 2002,
Authority                              6.375% 06/01/31                        1,000,000  1,072,940

MO Fenton                            Tax Increment Revenue, Series 2006,
                                       4.500% 04/01/21                          500,000    505,015

MO Riverside                         Tax Increment Revenue, Series 2004,
                                       5.250% 05/01/20                        1,275,000  1,320,160
                                     ---------------------------------------- --------- ----------
                                     Special Property Tax Total                         37,908,822

State Appropriated - 1.1%
CA Public Works Board                Department of Mental Health,
                                       Coalinga State Hospital ,
                                       Series 2004 A,
                                       5.500% 06/01/19                        1,000,000  1,106,700

LA Military Department               Custody Receipts, Series 2006,
                                       5.000% 08/01/24                        4,330,000  4,500,342

NY Triborough Bridge & Tunnel        Javits Convention Center, Series 1990 E,
Authority                              7.250% 01/01/10                        1,260,000  1,322,673

PR Commonwealth of Puerto Rico       Series 2004 A,
Public Finance Corp.                   5.750% 08/01/27                        1,465,000  1,581,658
                                     ---------------------------------------- --------- ----------
                                     State Appropriated Total                            8,511,373

State General Obligations - 2.7%
CA State                             Series 2003:
                                      5.250% 02/01/18                         2,000,000  2,223,960
                                      5.250% 02/01/20                         2,000,000  2,241,900
                                      5.250% 02/01/23                           800,000    900,504

MA Bay Transportation Authority      Series 1992 B, Insured: MBIA
                                       6.200% 03/01/16                        5,825,000  6,706,381

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                        Par ($)   Value ($)
Tax-backed (continued)
State General Obligations (continued)
PR Commonwealth of Puerto Rico     Insured: FSA,
Aqueduct & Sewer Authority           5.500% 07/01/18                                    2,440,000   2,794,264
                                   Series 2004 A,
                                     5.000% 07/01/30                                    1,390,000   1,455,274
                                   Series 2006 B,
                                     5.000% 07/01/35                                    5,000,000   5,242,850
                                   ---------------------------------------------------- --------- -----------
                                   State General Obligations Total                                 21,565,133
Tax-backed Total                                                                                  127,084,805
Transportation - 7.2%
Air Transportation - 2.5%
CA Los Angeles Regional Airports   American Airlines, Inc., Series 2000 C, AMT,
Improvement Corp.                    7.500% 12/01/24                                      400,000     451,604

FL Capital Trust Agency            Air Cargo-Orlando, Series 2003, AMT,
                                     6.750% 01/01/32                                      650,000     702,598

IN Indianapolis Airport Authority  Fed Ex Corp., Series 2004, AMT,
                                     5.100% 01/15/17                                    1,000,000   1,056,150

MA Port Authority                  Delta Air Lines, Inc., Series 2001 A, AMT,
                                     Insured: AMBAC
                                     5.500% 01/01/16                                    2,935,000   3,091,406

NC Charlotte/Douglas International US Airways, Inc.:
Airport                              Series 1998, AMT,
                                     5.600% 07/01/27                                    1,500,000   1,514,160
                                    Series 2000, AMT,
                                    7.750% 02/01/28                                     1,250,000   1,347,888

NJ Economic Development            Continental Airlines, Inc.:
Authority                            Series 1999, AMT:
                                     6.250% 09/15/19                                    1,000,000   1,035,230
                                    6.250% 09/15/29                                       500,000     518,255
                                    Series 2003, AMT,
                                    9.000% 06/01/33                                     1,000,000   1,237,280

NY New York City Industrial        American Airlines, Inc., Series 2005, AMT,
Development Agency                   7.750% 08/01/31                                    1,000,000   1,229,870
                                   Jetblue Airways Corp. Project, Series 2006, AMT,
                                     5.125% 05/15/30                                      500,000     495,600
                                   Terminal One Group Association LP, Series 2005, AMT,
                                     5.500% 01/01/21                                    1,250,000   1,358,100

PA Philadelphia Authority for      Aero Philadelphia, Series 1999, AMT:
Industrial Development               5.250% 01/01/09                                      225,000     226,179
                                    5.500% 01/01/24                                     1,000,000   1,012,770

TX Dallas-Fort Worth International American Airlines, Inc., Series 2000 A, AMT,
Airport                              9.000% 05/01/29                                    2,250,000   2,737,507

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                               Par ($)   Value ($)
Transportation (continued)
Air Transportation (continued)
TX Houston Industrial Development  United Parcel Service, Series 2002, AMT,
Corp.                                6.000% 03/01/23                           1,005,000  1,064,154
                                   ------------------------------------------- --------- ----------
                                   Air Transportation Total                              19,078,751

Airports - 1.6%
CA Burbank Glendale Pasadena       Series 2005 B, AMT, Insured: AMBAC
Airport Authority                    5.000% 07/01/23                           1,500,000  1,574,130

DC Metropolitan Washington         Series 2003 A, AMT, Insured: FGIC
Airports Authority                   5.000% 10/01/33                           1,500,000  1,560,900

GA Augusta Airport                 Series 2005,
                                     5.150% 01/01/35                             600,000    619,134

NC Charlotte/Douglas International Series 1999, AMT, Insured: MBIA
Airport                              6.000% 07/01/24 (h)(i)                    8,000,000  8,462,080
                                   ------------------------------------------- --------- ----------
                                   Airports Total                                        12,216,244

Ports - 1.4%
WA Port of Seattle                 Series 2000 A, AMT, Insured: MBIA
                                     6.000% 02/01/10 (i)                       2,500,000  2,657,875
                                   Series 2000 B, AMT, Insured: MBIA
                                     6.000% 02/01/11 (i)                       7,500,000  8,103,825
                                   ------------------------------------------- --------- ----------
                                   Ports Total                                           10,761,700

Toll Facilities - 1.2%
CO E-470 Public Highway Authority  Series 2000 B, Insured: MBIA
                                     (a) 09/01/18                              4,000,000  2,459,600

CO Northwest Parkway Public        Series 2001 D,
Highway Authority                    7.125% 06/15/41                           2,750,000  2,866,105

NY Thruway Authority               Second General Highway & Bridge Trust Fund,
                                     Series 2005 B, Insured: AMBAC
                                     5.500% 04/01/20                           2,310,000  2,681,771

PR Commonwealth of Puerto Rico     Series 2003 AA, Insured: MBIA
Highway & Transportation Authority   5.500% 07/01/18                           1,225,000  1,406,533
                                   ------------------------------------------- --------- ----------
                                   Toll Facilities Total                                  9,414,009

Transportation - 0.5%
NV Department of Business &        Las Vegas Monorail Co., Series 2000,
Industry                             7.375% 01/01/40                           3,750,000  3,987,113
                                   ------------------------------------------- --------- ----------
                                   Transportation Total                                   3,987,113
Transportation Total                                                                     55,457,817

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                         Par ($)   Value ($)
Utilities - 11.5%
Independent Power Producers - 1.1%
NY Port Authority of New York &    KIAC Partners, Series 1996 IV, AMT:
New Jersey                           6.750% 10/01/11                                     3,000,000 3,038,790
                                    6.750% 10/01/19                                        120,000   121,670

OR Western Generation Agency       Wauna Cogeneration Project, Series 2006 A,
                                     5.000% 01/01/20                                     1,000,000 1,036,680

PA Carbon County Industrial        Panther Creek Partners, Series 2000, AMT,
Development Authority                6.650% 05/01/10                                       725,000   758,800

PA Economic Development            Colver Project, Series 2005, AMT,
Financing Authority                  5.125% 12/01/15                                       825,000   824,357
                                   Northampton Generating, Series 1994 A, AMT,
                                     6.500% 01/01/13                                     3,000,000 3,048,060
                                   ----------------------------------------------------- --------- ---------
                                   Independent Power Producers Total                               8,828,357

Investor Owned - 6.3%
AZ Maricopa County Pollution       Southern California Edison Co., Series 2000 A,
Control Corp.                        2.900% 06/01/35                                     1,000,000   974,140

CA Chula Vista Industrial          San Diego Gas & Electric Co., Series 1996 B, AMT,
Development Authority                5.500% 12/01/21                                     1,275,000 1,400,192

FL Polk County Industrial          Tampa Electric Co., Series 1996, AMT,
Development Authority                5.850% 12/01/30                                     1,500,000 1,530,240

IL Development Finance Authority   Peoples Gas Light & Coke Co., Series 2003 E, AMT,
                                     Insured: AMBAC
                                     4.875% 11/01/38                                     2,500,000 2,572,850

IN Petersburg                      Indianapolis Power & Light Co., Series 1991,
                                     5.750% 08/01/21                                     1,000,000 1,050,940

LA Calcasieu Parish Industrial     Entergy Gulf States, Inc., Series 1999,
Development Board                    5.450% 07/01/10                                       500,000   500,835

LA West Feliciana Parish           Entergy Gulf States, Inc., Series 1999 B,
                                     6.600% 09/01/28                                       250,000   250,390

MS Business Finance Corp.          Systems Energy Resources, Inc. Project, Series 1999,
                                     5.900% 05/01/22                                     1,500,000 1,504,455

MT Forsyth                         Northwestern Corp., Series 2006, Insured: AMBAC
                                     4.650% 08/01/23                                     3,000,000 3,082,650
                                   Portland General, Series 1998 A,
                                     5.200% 05/01/33                                       375,000   383,419

NC Wake County Industrial
Facilities & Pollution Control     Carolina Power & Light Co., Series 2002,
Financing Authority                  5.375% 02/01/17                                     2,000,000 2,119,940

NH Business Finance Authority      Public Service Co., Series 2006 B, AMT, Insured: MBIA
                                     4.750% 05/01/21                                     7,250,000 7,422,695

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                      Par ($)   Value ($)
Utilities (continued)
Investor Owned (continued)
NM Farmington                     Tucson Electric Power Co., Series 1997 A,
                                    6.950% 10/01/20                                   2,000,000  2,077,900

NV Clark County Industrial        Nevada Power Co.:
Development Authority               Series 1995 B, AMT,
                                    5.900% 10/01/30                                   2,135,000  2,139,398
                                    Series 1997 A, AMT,
                                    5.900% 11/01/32                                     750,000    751,305
                                  Southern California Edison Co., Series 2000 A, AMT,
                                    3.250% 06/01/31                                   1,000,000    975,950

PA Economic Development           Reliant Energy, Inc., Series 2001 A, AMT,
Financing Authority                 6.750% 12/01/36                                     800,000    882,128

SC Berkeley County Pollution      South Carolina Generating Co. Project, Series 2003,
Control Facilities Authority        4.875% 10/01/14                                   1,500,000  1,558,785

TX Brazos River Authority         TXU Energy Co., LLC:
                                    Series 1994, AMT,
                                    5.400% 05/01/29                                   1,500,000  1,555,905
                                    Series 2001 C, AMT,
                                    5.750% 05/01/36                                     515,000    546,075
                                    Series 2003 C, AMT,
                                    6.750% 10/01/38                                   1,180,000  1,326,049

TX Matagorda County Navigation    AEP Texas Project, Series 2005 A, Insured: AMBAC
District No. 1                      4.400% 05/01/30                                   7,500,000  7,313,550

VA Pittsylvania County Industrial Virginia Electric & Power Co., Series 1994 A, AMT:
Development Authority               7.450% 01/01/09                                   2,100,000  2,122,176
                                   7.500% 01/01/14                                      500,000    504,305

WY Campbell County                Black Hills Power, Inc., Series 2004,
                                    5.350% 10/01/24                                   3,250,000  3,408,600

WY Converse County                PacifiCorp, Series 1988,
                                    3.900% 01/01/14                                   1,500,000  1,456,725
                                  --------------------------------------------------- --------- ----------
                                  Investor Owned Total                                          49,411,597

Joint Power Authority - 0.4%
NC Eastern Municipal Power        Series 1991 A,
Agency                              6.500% 01/01/18                                   1,680,000  1,991,623
                                  Series 2003 C,
                                    5.375% 01/01/17                                   1,000,000  1,062,890
                                  --------------------------------------------------- --------- ----------
                                  Joint Power Authority Total                                    3,054,513

Municipal Electric - 2.6%
GA Municipal Electric Authority   Series 1991 V,
                                    6.600% 01/01/18                                   3,300,000  3,866,478

MN Western Municipal Power        Series 2003 B, Insured: MBIA
Agency                              5.000% 01/01/15                                     500,000    541,800

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Bonds (continued)

                                                                                       Par ($)    Value ($)
Utilities (continued)
Municipal Electric (continued)
NY Long Island Power Authority    Series 1998, Insured: AMBAC
                                    5.000% 04/01/10                                     2,000,000   2,081,740
                                  Series 2003 A,
                                    5.000% 06/01/09                                     2,000,000   2,060,580

PR Electric Power Authority       Series 1998 NN,
                                    5.500% 07/01/20                                     1,005,000   1,143,077

TX Lower Colorado River Authority Series 1999 A, Insured: AMBAC
                                   5.500% 05/15/21                                     10,000,000  10,478,700
                                  ---------------------------------------------------- ---------- -----------
                                  Municipal Electric Total                                         20,172,375

Water & Sewer - 1.1%
AZ Gilbert Water Resources        Wastewater Systems & Utilities Revenue,
Municipal Property Corp.            Series 2004,
                                    4.900% 04/01/19                                     1,000,000   1,014,330

CA Department of Water Resources  Central Valley Project, Series 2002 X, Insured: FGIC
                                    5.500% 12/01/17                                     1,300,000   1,492,504

FL Key West                       Sewer Revenue, Series 2003, Insured: FGIC
                                    5.250% 10/01/18                                     1,000,000   1,082,520

MS V Lakes Utility District       Series 1994,
                                    8.250% 07/15/24 (l)                                   400,000     309,612

NH Industrial Development         Pennichuck Water Works, Inc., Series 1988, AMT,
Authority                           7.500% 07/01/18                                       375,000     421,841

PA Dauphin County Industrial      Dauphin Water Supply Co., Series 1992 A, AMT,
Development Authority               6.900% 06/01/24                                     3,200,000   4,072,704
                                  ---------------------------------------------------- ---------- -----------
                                  Water & Sewer Total                                               8,393,511
Utilities Total                                                                                   89,860,353
                                  Total Municipal Bonds (cost of $725,753,184)                    759,265,340
Municipal Preferred Stocks - 1.1%
Housing - 1.1%
Multi-Family - 1.1%
Charter Mac Equity Issuer Trust   AMT:
                                    6.300% 04/30/19 (f)                                 1,000,000   1,125,050
                                    Series 1999,
                                    6.625% 06/30/09 (f)                                 2,000,000   2,097,540
                                    Series 2000,
                                    7.600% 11/30/10 (f)                                 1,500,000   1,658,190

GMAC Municipal Mortgage Trust     AMT:
                                    5.600% 10/31/39 (f)                                 1,000,000   1,074,320
                                   5.700% 10/31/40 (f)                                  1,500,000   1,554,570

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)

Municipal Preferred Stocks (continued)

                                                                                            Par ($)   Value ($)
Housing (continued)
Multi-Family (continued)
MuniMae Trust                      AMT,
                                     5.800% 06/30/49 (f)                                    1,000,000 1,081,010
                                   -------------------------------------------------------- --------- ---------
                                   Multi-Family Total                                                 8,590,680
Housing Total                                                                                         8,590,680
                                   Total Municipal Preferred Stocks
                                    (cost of $8,000,000)                                              8,590,680
                                                                                            Shares
Investment Company - 0.0%
                                   Dreyfus Tax-Exempt Cash Management Fund                    231,632   231,632
                                   -------------------------------------------------------- --------- ---------
                                   Total Investment Company (cost of $231,632)                          231,632
                                                                                            Par ($)
Short-Term Obligations - 2.2%
Variable Rate Demand Notes(m) - 2.2%
FL Orange County School Board      Series 2000 B, Insured: AMBAC,
                                     SPA: Sun Trust Bank N.A.
                                     4.000% 08/01/25                                          875,000   875,000

IA Finance Authority               Village Court Associates, Series 1985 A,
                                     3.980% 11/01/15                                          600,000   600,000

IN Health Facility Financing       Fayette Memorial Hospital Association, Inc., Series 2002
Authority                            A, LOC: U.S. Bank N.A.
                                     4.050% 10/01/32                                        1,595,000 1,595,000

KY Shelby County                   Series 2004 A, LOC: U.S. Bank N.A.
                                     4.000% 09/01/34                                          500,000   500,000

MN Brooklyn Center                 BCC Associates LLC, Series 2001, LOC: U.S. Bank N.A.
                                     4.050% 12/01/14                                          300,000   300,000

MN Higher Education Facilities
Authority                          St. Olaf College, Series 2002, LOC: Harris Trust N.A.
                                    4.000% 10/01/32                                           500,000   500,000

MO Health & Educational Facilities SSM Health Care Corp., Series 2005 C-1, Insured: FSA
Authority                            4.000% 06/01/19                                        1,300,000 1,300,000

MS Jackson County Pollution        Chevron Corp.:
Control                              Series 1992,
                                     4.000% 12/01/16                                          500,000   500,000
                                     Series 1993,
                                     4.000% 06/01/23                                          700,000   700,000

NE Educational Finance Authority   Creighton University, Series 2003,
                                     SPA: JPMorgan Chase Bank
                                     4.000% 03/01/33                                          200,000   200,000

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


                                                                                      Par ($)   Value ($)
Short-Term Obligations (continued)
Variable Rate Demand Notes(m) (continued)

NE Lancaster County Hospital       Bryanlgh Medical Center, Series 2002,
Authority No. 1                      Insured: AMBAC, SPA: U.S. Bank N.A.
                                     4.000% 06/01/18                                  1,000,000   1,000,000

NY Jay Street Development Corp.    Series 2005 A, LOC: Depfa Bank PLC
                                     3.920% 05/01/22                                  1,300,000   1,300,000

SD Health & Educational Facilities Rapid City Regional Hospital, Series 2003,
Authority                            Insured: MBIA, SPA: U.S. Bank N.A.
                                     4.000% 09/01/27                                    300,000     300,000

SD Lawrence County                 Homestake Mining Co., Series 1997 B,
                                     LOC: Chase Manhattan Bank
                                     3.910% 07/01/32                                    700,000     700,000

TX Bell County Health Facilities   Scott & White Memorial Hospital, Series 2000 B-1,
Development Corp.                    Insured: MBIA, SPA: Morgan Guaranty Trust
                                     4.000% 08/15/29                                  2,790,000   2,790,000

TX Harris County Health Facilities Texas Medical Center, Series 2006, Insured: MBIA,
Development Corp.                    SPA: JPMorgan Chase Bank
                                    4.000% 05/01/35                                   1,600,000   1,600,000

UT Carbon County                   Refunding Pacificorp, Series 1994, Insured: AMBAC,
                                     LOC: JPMorgan Chase Bank
                                     3.950% 11/01/24                                    700,000     700,000

WY Uinta County                    Chevron Corp.:
                                     Series 1993,
                                     4.000% 08/15/20                                    800,000     800,000
                                     Series 1997,
                                     4.000% 04/01/10                                    700,000     700,000
                                   -------------------------------------------------- --------- -----------
                                   Variable Rate Demand Notes Total                              16,960,000

                                   -------------------------------------------------- --------- -----------
                                   Total Short-Term Obligations (cost of $16,960,000)            16,960,000

                                   -------------------------------------------------- --------- -----------
                                   Total Investments - 100.9%
                                    (cost of $750,944,816)(n)                                   785,047,652

                                   -------------------------------------------------- --------- -----------
                                   Other Assets & Liabilities, Net - (0.9)%                      (7,040,924)

                                   -------------------------------------------------- --------- -----------
                                   Net Assets - 100.0%                                          778,006,728

                              Notes to Investment Portfolio:
                           (a)Zero coupon bond.
                           (b)Denotes a restricted security, which is subject
                              to restrictions on resale under federal
                              securities laws or in transactions exempt from registration. At December 31, 2006, the value of this security represents 0.1% of net assets.

                                                      Acquisition Acquisition
   Security                                           Date        Cost
   --------                                           ----------- -----------
   CA Statewide Communities Development Authority
   Crossroads School of Arts & Sciences, Series 1998,
    6.000% 08/01/28                                    08/21/98    $265,000
    6.000% 08/01/28                                    08/31/98     700,000
                                                                   --------
                                                                   $965,000
                                                                   --------

                           (c)Security purchased on a delayed delivery basis.

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


                           (d)The issuer has filed for bankruptcy protection
                              under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2006, the value of this security amounted to $6,472, which represents 0.0% of net assets.
                           (e)Represents fair value as determined in good faith
                              under procedures approved by the Board of Trustees.
                           (f)Security exempt from registration pursuant to
                              Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid except as listed below, amounted to $16,683,833, which represents 2.1% of net assets.

                                                  Acquisition          Acquisition
Security                                          Date        Par      Cost        Value
--------                                          ----------- ---      ----------- -----
Resolution Trust Corp. Pass-Through Certificates,
Series 1993 A, 8.500% 12/01/16                     11/12/93   $455,481  $463,388   $452,571

                           (g)The Fund has been informed that each issuer has
                              placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
                           (h)The security or a portion of the security is
                              pledged as collateral for open futures contracts. At December 31, 2006, the total market value of securities pledged amounted to $1,613,694.
                           (i)Security represents the underlying bond
                              transferred to a special purpose entity
                              established in a floating rate note transaction in which the Fund acquired the residual interest. This security serves as collateral in the transaction.
                           (j)The interest rate shown on floating rate or
                              variable rate securities reflects the rate at December 31, 2006.
                           (k)Step bond. This security is currently not paying
                              coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
                           (l)The issuer is in default of certain debt
                              covenants. Income is not being accrued. At
                              December 31, 2006, the value of this security represents amounted to $309,612, which represents 0.0% of net assets.
                           (m)Variable rate demand notes. These securities are
                              payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at December 31, 2006.
                           (n)Cost for federal income tax purposes is
                              $751,262,008.

                              At December 31, 2006, the Fund held the following open short futures contracts:

                            Number of             Aggregate   Expiration Unrealized
Type                        Contracts    Value    Face Value     Date    Appreciation
----                        ---------    -----    ----------  ---------- ------------
10-Year U.S. Treasury Notes    294    $31,595,813 $31,962,357   Mar-07     $366,544
U.S. Treasury Bonds            139     15,489,812  15,798,853   Mar-07      309,041
                                                                           --------
                                                                           $675,585
                                                                           ========

                              At December 31, 2006, the Fund held the following forward interest rate swap contract:

                                                                             Net
Notional   Effective Expiration                     Receive Fixed  Variable  Unrealized
Amount     Date      Date       Counterparty        (Pay)   Rate   Rate      Appreciation
--------   --------- ---------- ------------------- ------- -----  --------- ------------
19,000,000 02/03/07   02/03/21  JPMorgan Chase Bank  (Pay)  3.857% BMA Index   $139,155

                              At December 31, 2006, the composition of the Fund by Revenue Source is as follows:

                Revenue Source                  % of Net Assets
                --------------                  ---------------
                Health Care                           25.5%
                Tax-Backed                            16.3
                Housing                               14.9
                Utilities                             11.5
                Other                                 11.1
                Transportation                         7.2
                Industrials                            5.5
                Education                              2.6
                Other Revenue                          2.6
                Resource Recovery                      1.5
                                                     -----
                                                      98.7
                Investment Company                     0.0*
                Short-Term Obligations                 2.2
                Other Assets & Liabilities, Net       (0.9)
                                                     -----
                                                     100.0%
                                                     =====

                              * Rounds to less than 0.1%.

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)



               Acronym  Name
               -------  ----
               ABAG     Association of Bay Area Governments
               AMBAC    Ambac Assurance Corp.
               AMT      Alternative Minimum Tax
               FGIC     Financial Guaranty Insurance Co.
               FHA      Federal Housing Administration
               FHLMC    Federal Home Loan Mortgage Corp.
               FSA      Financial Security Assurance, Inc.
               GNMA     Government National Mortgage Association
               GTY AGMT Guaranty Agreement
               HFDC     Health Facility Development Corporation
               LOC      Letter of Credit
               MBIA     MBIA Insurance Corp.
               RAD      Radian Asset Assurance, Inc.
               SPA      Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities - Columbia High Yield Municipal Fund

December 31, 2006 (Unaudited)

                                                                             ($)
Assets                Investments, at cost                               750,944,816
                                                                         -----------
                      Investments, at value                              785,047,652
                      Cash                                                    67,003
                      Net unrealized appreciation on swap contract           139,155
                      Receivable for:
                       Fund shares sold                                    2,899,637
                       Interest                                           11,054,709
                       Futures variation margin                               49,781
                      Deferred Trustees' compensation plan                    30,410
                      -------------------------------------------------- -----------
                      Total Assets                                       799,288,347

Liabilities           Payable for:
                       Investments purchased on a delayed delivery basis   3,778,000
                       Floating rate notes                                14,066,867
                       Fund shares repurchased                               397,828
                       Distributions                                       2,184,301
                       Interest expense and fees                             163,514
                       Investment advisory fee                               261,127
                       Administration fee                                     69,792
                       Transfer agent fee                                    111,852
                       Pricing and bookkeeping fees                           43,040
                       Custody fee                                             2,548
                       Distribution and service fees                          39,422
                       Chief compliance officer expenses                       3,750
                      Deferred Trustees' fees                                 30,410
                      Other liabilities                                      129,168
                      -------------------------------------------------- -----------
                      Total Liabilities                                   21,281,619

                      -------------------------------------------------- -----------
                      Net Assets                                         778,006,728

Net Assets Consist of Paid-in capital                                    768,824,613
                      Undistributed net investment income                    967,457
                      Accumulated net realized loss                      (26,702,918)
                      Net unrealized appreciation on:
                       Investments                                        34,102,836
                       Swap Contracts                                        139,155
                       Futures contracts                                     675,585
                      -------------------------------------------------- -----------
                      Net Assets                                         778,006,728

                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


Class A Net assets                                               $ 93,810,130
        Shares outstanding                                          8,136,327
        Net asset value per share                                $      11.53(a)
        Maximum sales charge                                             4.75%
        Maximum offering price per share ($11.53/0.9525)         $      12.10(b)

Class B
        Net assets                                               $ 21,675,401
        Shares outstanding                                          1,879,987
        Net asset value and offering price per share             $      11.53(a)

Class C
        Net assets                                               $ 14,939,895
        Shares outstanding                                          1,295,764
        Net asset value and offering price per share             $      11.53(a)

Class Z
        Net assets                                               $647,581,302
        Shares outstanding                                         56,166,322
        Net asset value, offering and redemption price per share $      11.53

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations - Columbia High Yield Municipal Fund

For the Six Months Ended December 31, 2006 (Unaudited)

                                                                                                    ($)
Investment Income                Dividends                                                           8,427
                                 Interest                                                       20,015,477
                                 -------------------------------------------------------------- ----------
                                 Total Investment Income                                        20,023,904
Expenses
                                 Investment advisory fee                                         1,533,717
                                 Administration fee                                                411,785
                                 Distribution fee:
                                  Class B                                                           87,351
                                  Class C                                                           56,032
                                 Service fee:
                                  Class A                                                           92,561
                                  Class B                                                           23,294
                                  Class C                                                           14,943
                                 Transfer agent fee                                                183,770
                                 Pricing and bookkeeping fees                                      106,594
                                 Trustees' fees                                                     16,992
                                 Custody fee                                                        12,636
                                 Registration fee                                                  142,905
                                 Chief compliance officer expenses                                   5,653
                                 Non-recurring costs (See Note 8)                                      477
                                 Other expenses                                                     86,222
                                 -------------------------------------------------------------- ----------
                                 Total Operating Expenses                                        2,774,932
                                 Interest expenses and fees                                        271,538
                                 -------------------------------------------------------------- ----------
                                 Total Expenses                                                  3,046,470

                                 Fees waived by Distributor -- Class C                             (11,204)
                                 Non-recurring costs assumed by Investment Advisor (See Note 8)       (477)
                                 Custody earnings credit                                            (3,218)
                                 -------------------------------------------------------------- ----------
                                 Net Expenses                                                    3,031,571

                                 -------------------------------------------------------------- ----------
                                 Net Investment Income                                          16,992,333

Net Realized and Unrealized Gain
(Loss) on Investments, Swap
Contracts and Futures Contracts  Net realized gain (loss) on:
                                  Investments                                                    1,008,202
                                  Swap contracts                                                (1,512,895)
                                  Futures contracts                                             (1,921,910)
                                 -------------------------------------------------------------- ----------
                                 Net realized loss                                              (2,426,603)

                                 Net change in unrealized appreciation on:
                                  Investments                                                   19,426,353
                                  Swap contracts                                                   164,801
                                  Futures contracts                                                466,003
                                 -------------------------------------------------------------- ----------
                                 Net change in unrealized appreciation                          20,057,157
                                 -------------------------------------------------------------- ----------
                                 Net Gain                                                       17,630,554

                                 -------------------------------------------------------------- ----------
                                 Net Increase Resulting from Operations                         34,622,887

                                See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets - Columbia High Yield Municipal Fund


                                                                                  (Unaudited)
                                                                                  Six Months
                                                                                  Ended         Year Ended
                                                                                  December 31,  June 30,
Increase (Decrease) in Net Assets                                                 2006 ($)      2006 ($)
Operations                        Net investment income                             16,992,333   30,600,686
                                  Net realized gain (loss) on investments, swap
                                    contracts and futures contracts                 (2,426,603)   3,496,843
                                  Net change in unrealized appreciation
                                    (depreciation) on investments, swap contracts
                                    and futures contracts                           20,057,157  (11,674,919)
                                  ----------------------------------------------- ------------  -----------
                                  Net Increase Resulting from Operations            34,622,887   22,422,610

Distributions Declared to
Shareholders                      From net investment income:
                                   Class A                                          (2,031,320)  (4,168,380)
                                   Class B                                            (424,105)  (1,101,520)
                                   Class C                                            (283,046)    (570,348)
                                   Class Z                                         (14,168,941) (24,606,938)
                                  ----------------------------------------------- ------------  -----------
                                  Total Distributions Declared to Shareholders     (16,907,412) (30,447,186)

Share Transactions                Class A:
                                   Subscriptions                                     8,781,784   15,831,789
                                   Distributions reinvested                          1,097,023    2,137,160
                                   Redemptions                                      (8,436,703) (18,177,700)
                                  ----------------------------------------------- ------------  -----------
                                   Net Increase (Decrease)                           1,442,104     (208,751)

                                  Class B:
                                   Subscriptions                                       897,929    1,461,157
                                   Distributions reinvested                            229,120      524,223
                                   Redemptions                                      (4,765,903)  (9,736,528)
                                  ----------------------------------------------- ------------  -----------
                                   Net Decrease                                     (3,638,854)  (7,751,148)

                                  Class C:
                                   Subscriptions                                     1,211,141    3,732,352
                                   Distributions reinvested                            155,323      285,872
                                   Redemptions                                      (1,513,481)  (2,707,932)
                                  ----------------------------------------------- ------------  -----------
                                   Net Increase (Decrease)                            (147,017)   1,310,292

                                  Class Z:
                                   Subscriptions                                    93,631,018  206,749,621
                                   Distributions reinvested                          2,616,220    5,519,835
                                   Redemptions                                     (39,579,927) (77,459,070)
                                  ----------------------------------------------- ------------  -----------
                                   Net Increase                                     56,667,311  134,810,386
                                  ----------------------------------------------- ------------  -----------
                                  Net Increase from Share Transactions              54,323,544  128,160,779

                                  ----------------------------------------------- ------------  -----------
                                  Total Increase in Net Assets                      72,039,019  120,136,203

Net Assets                        Beginning of period                              705,967,709  585,831,506
                                  End of period                                    778,006,728  705,967,709
                                  Undistributed net investment income at end of
                                    period                                             967,457      882,536

Changes in Shares                 Class A:
                                   Subscriptions                                       765,262    1,396,582
                                   Issued for distributions reinvested                  95,464      188,737
                                   Redemptions                                        (736,779)  (1,604,445)
                                  ----------------------------------------------- ------------  -----------
                                   Net Increase (Decrease)                             123,947      (19,126)

                                  Class B:
                                   Subscriptions                                        78,049      129,061
                                   Issued for distributions reinvested                  19,944       46,291
                                   Redemptions                                        (416,419)    (859,027)
                                  ----------------------------------------------- ------------  -----------
                                   Net Decrease                                       (318,426)    (683,675)

                                  Class C:
                                   Subscriptions                                       105,878      329,479
                                   Issued for distributions reinvested                  13,515       25,249
                                   Redemptions                                        (132,531)    (239,309)
                                  ----------------------------------------------- ------------  -----------
                                   Net Increase (Decrease)                             (13,138)     115,419

                                  Class Z:
                                   Subscriptions                                     8,166,674   18,245,990
                                   Issued for distributions reinvested                 227,661      487,413
                                   Redemptions                                      (3,453,293)  (6,839,796)
                                  ----------------------------------------------- ------------  -----------
                                   Net Increase                                      4,941,042   11,893,607

See Accompanying Notes to Financial Statements.

Financial Highlights- Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:


                                             (Unaudited)
                                             Period Ended
                                             December 31,                  Year Ended June 30,
                                             2006           ---------------------------------------------
Class A Shares                               ------------   2006        2005     2004     2003     2002
----------------------------------------------              -------------------------------------------------
Net Asset Value, Beginning of Period         $ 11.25        $ 11.39     $ 10.96  $ 11.25  $ 11.26  $11.13

Income from Investment Operations:
Net investment income (a)                       0.25           0.52        0.54     0.56     0.60    0.61(b)
Net realized and unrealized gain (loss)         0.28          (0.14)       0.43    (0.33)    0.11    0.15(b)
                                             -------        -------     -------  -------  -------  ------
Total from Investment Operations                0.53           0.38        0.97     0.23     0.71    0.76

Less Distributions Declared to Shareholders:
From net investment income                     (0.25)         (0.52)      (0.54)   (0.52)   (0.72)  (0.63)

Net Asset Value, End of Period               $ 11.53        $ 11.25     $ 11.39  $ 10.96  $ 11.25  $11.26
Total return (c)(d)                             4.77%(e)       3.39%       9.00%    2.10%    6.58%   6.93%

Ratios to Average Net Assets/Supplemental
 Data:
Operating expenses (f)                          0.87%(g)       0.85%       0.87%    0.89%    1.07%   1.13%
Interest and fee expense                        0.07%(g)(h)      --          --       --       --      --
Total expenses (f)                              0.94%(g)       0.85%       0.87%    0.89%    1.07%   1.13%
Net investment income (f)                       4.41%(g)       4.60%       4.79%    5.04%    5.39%   5.41%(b)
Waiver/reimbursement                              --             --%(i)      --       --       --      --
Portfolio turnover rate                           15%(e)         13%          7%      10%      17%     16%(j)
Net assets, end of period (000's)            $93,810        $90,151     $91,470  $77,738  $78,335  $   42


(a)Per share data was calculated using the average shares outstanding during the period.
(b)Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.
(i)Rounds to less than 0.1%.
(j)Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.


                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:


                                                (Unaudited)                                  Period
                                                Period Ended                                 Ended
                                                December 31,        Year Ended June 30,      June 30,
                                                2006           ----------------------------  2003 (a)
Class B Shares                                  ------------   2006        2005     2004     --------
-------------------------------------------------              ------------------------------
Net Asset Value, Beginning of Period            $ 11.25        $ 11.39     $ 10.96  $ 11.25  $ 11.31

Income from Investment Operations:
Net investment income (b)                          0.21           0.43        0.46     0.48     0.51
Net realized and unrealized gain (loss)            0.28          (0.14)       0.42    (0.33)    0.05
                                                -------        -------     -------  -------  -------
Total from Investment Operations                   0.49           0.29        0.88     0.15     0.56

Less Distributions Declared to Shareholders:
From net investment income                        (0.21)         (0.43)      (0.45)   (0.44)   (0.62)

Net Asset Value, End of Period                  $ 11.53        $ 11.25     $ 11.39  $ 10.96  $ 11.25
Total return (c)(d)                                4.38%(e)       2.62%       8.19%    1.33%    5.14%(e)

Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)                             1.62%(g)       1.60%       1.62%    1.64%    1.81%(g)
Interest and fee expense                           0.07%(g)(h)      --          --       --       --
Total expenses(f)                                  1.69%(g)       1.60%       1.62%    1.64%    1.81%(g)
Net investment income (f)                          3.67%(g)       3.85%       4.04%    4.29%    4.70%(g)
Waiver/reimbursement                                 --             --%(i)      --       --       --
Portfolio turnover rate                              15%(e)         13%          7%      10%      17%(e)
Net assets, end of period (000's)               $21,675        $24,735     $32,824  $39,097  $51,292


(a)Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using the average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.
(i)Rounds to less than 0.1%.


See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                (Unaudited)                               Period
                                                Period Ended                              Ended
                                                December 31,      Year Ended June 30,     June 30,
                                                2006           -------------------------  2003 (a)
Class C Shares                                  ------------   2006     2005     2004     --------
-------------------------------------------------              ---------------------------
Net Asset Value, Beginning of Period            $ 11.25        $ 11.39  $ 10.96  $ 11.25  $11.31

Income from Investment Operations:
Net investment income (b)                          0.22           0.45     0.47     0.49    0.51
Net realized and unrealized gain (loss)            0.28          (0.14)    0.43    (0.32)   0.07
                                                -------        -------  -------  -------  ------
Total from Investment Operations                   0.50           0.31     0.90     0.17    0.58

Less Distributions Declared to Shareholders:
From net investment income                        (0.22)         (0.45)   (0.47)   (0.46)  (0.64)

Net Asset Value, End of Period                  $ 11.53        $ 11.25  $ 11.39  $ 10.96  $11.25
Total return (c)(d)                                4.46%(e)       2.77%    8.35%    1.48%   5.29%(e)

Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)                             1.47%(g)       1.45%    1.47%    1.49%   1.67%(g)
Interest and fee expense                           0.07%(g)(h)      --       --       --      --
Total expenses (f)                                 1.54%(g)       1.45%    1.47%    1.49%   1.67%(g)
Net investment income (f)                          3.81%(g)       3.99%    4.19%    4.44%   4.75%(g)
Waiver/reimbursement                               0.15%(g)       0.15%    0.15%    0.15%   0.15%(g)
Portfolio turnover rate                              15%(e)         13%       7%      10%     17%(e)
Net assets, end of period (000's)               $14,940        $14,727  $13,593  $10,482  $9,110


(a)Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using the average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.


                                See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:


                                             (Unaudited)
                                             Period Ended
                                             December 31,                      Year Ended June 30,
                                             2006            ---------------------------------------------------
Class Z Shares                               ------------    2006         2005      2004      2003 (a)  2002
----------------------------------------------               -------------------------------------------------------
Net Asset Value, Beginning of Period         $  11.25        $  11.39     $  10.96  $  11.25  $  11.26  $  11.12

Income from Investment Operations:
Net investment income (b)                        0.27            0.54         0.56      0.58      0.63      0.64(c)
Net realized and unrealized gain (loss)          0.28           (0.14)        0.43     (0.32)     0.11      0.15(c)
                                             --------        --------     --------  --------  --------  --------
Total from Investment Operations                 0.55            0.40         0.99      0.26      0.74      0.79

Less Distributions Declared to Shareholders:
From net investment income                      (0.27)          (0.54)       (0.56)    (0.55)    (0.75)    (0.65)

Net Asset Value, End of Period               $  11.53        $  11.25     $  11.39  $  10.96  $  11.25  $  11.26
Total return (d)(e)                              4.88%(f)        3.59%        9.22%     2.33%     6.82%     7.30%

Ratios to Average Net Assets/Supplemental
 Data:
Operating expenses (g)                           0.67%(h)        0.65%        0.67%     0.69%     0.86%     0.88%
Interest and fee expense                         0.07%(h)(i)       --           --        --        --        --
Total expenses (g)                               0.74%(h)        0.65%        0.67%     0.69%     0.86%     0.88%
Net investment income (g)                        4.61%(h)        4.80%        4.99%     5.24%     5.59%     5.66%(c)
Waiver/reimbursement                               --              --%(j)       --        --        --        --
Portfolio turnover rate                            15%(f)          13%           7%       10%       17%       16%(k)
Net assets, end of period (000's)            $647,581        $576,355     $447,945  $341,394  $244,784  $213,271


(a)On July 15, 2002, the existing Fund Class S shares were redesignated Class Z shares.
(b)Per share data was calculated using the average shares outstanding during the period.
(c)Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.62% to 5.66%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Annualized
(i)Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.
(j)Rounds to less than 0.1%.
(k)Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.


See Accompanying Notes to Financial Statements.

Notes to Financial Statements - Columbia High Yield Municipal Fund December 31, 2006 (Unaudited)

Note 1. Organization
Columbia High Yield Municipal Fund (the "Fund"), a series of Columbia Fund Series Trust I, is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal
The Fund seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.

Fund Shares
The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.
Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)



Floating Rate Notes Issued in Conjunction with Securities Held
The Fund may sell a fixed-rate bond ("Fixed-Rate Bond") to a broker, who deposits the Fixed-Rate Bond into a special-purpose entity, from which are issued floating-rate notes ("Floating-Rate Notes") that are sold to third parties. The Floating-Rate Notes have interest rates that reset weekly and Floating-Rate Note holders have the option to tender their notes to the broker at par at each reset date. A residual certificate (an "Inverse Floater"), which pays interest equal to the difference between the Fixed-Rate Bond and the Floating-Rate Notes, is also issued by the special-purpose entity. The Inverse Floater also gives the holder the right to cause the Floating-Rate Notes to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose entity. In certain transactions, the Fund ultimately receives the Inverse Floater plus cash equivalent to the proceeds raised from the issuance of the Floating Rate Notes in exchange for the Fixed-Rate Bonds.

Although the Fund physically holds the Inverse Floater, because of its right to cause the liquidation of the special-purpose entity and recover the Fixed-Rate Bond it originally sold to the broker, the Fund accounts for this transaction as a secured borrowing pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, by including the Fixed-Rate Bond in its Portfolio of Investments, and recognizing the Floating-Rate Notes as a liability on its Statement of Assets and Liabilities.

Futures Contracts
The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities,
(2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia") of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Swap Contracts
The Fund may engage in swap transactions such as interest rate and forward swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)



If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Delayed Delivery Securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values
All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnitees to be minimal.

Note 3. Federal Tax Information
The tax character of distributions paid during the year ended June 30, 2006 was as follows:

                                              June 30, 2006
                     Distributions paid from:
                     Tax-Exempt Income         $30,364,551
                     Ordinary Income*               82,635
                     Long-Term Capital Gains            --

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.
Unrealized appreciation and depreciation at December 31, 2006, based on cost of investments for federal income tax purposes, was:

                    Unrealized appreciation     $36,710,406
                    Unrealized depreciation      (2,924,762)
                                                -----------
                    Net unrealized appreciation $33,785,644

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


The following capital loss carryforwards, determined as of June 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of Expiration Capital Loss Carryforward
                  2007               1,931,613
                  2008               2,738,332
                  2009               1,928,565
                  2010               1,780,434
                  2011                697,947
                  2012               1,587,432
                  2013               5,621,572
                  2014                466,991

                                     -
                               Total $16,752,886

Of the capital loss carryforwards attributable to the Fund, $6,846,435 ($1,931,613 will expire on June 30, 2007, $2,738,332 will expire on June 30, 2008, $1,081,414 will expire on June 30, 2009 and $1,095,076 will expire on
June 30, 2010) was obtained in the merger with Liberty High Yield Municipal Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Capital loss carryforwards of $5,933,974 expired during the year ended June 30, 2006. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Under current tax rules, certain currency (and capital) losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2006, post-October capital losses of $1,689,518 attributed to security transactions were deferred to July 1, 2006.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee
Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                  Average Daily Net Assets     Annual Fee Rate
                  First $100 million           0.450%
                  $100 million to $200 million 0.425%
                  Over $200 million            0.400%

For the six months ended December 31, 2006, the Fund's annualized effective investment advisory fee rate was 0.41% of the Fund's average daily net assets.

Administration Fee
Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

                  Average Daily Net Assets     Annual Fee Rate
                  First $100 million           0.150%
                  $100 million to $200 million 0.125%
                  Over $200 million            0.100%

For the six months ended December 31, 2006, the Fund's annualized effective administration fee rate was 0.11% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees
Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company ("State Street") and Columbia (the

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


"Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets for the month. Under the State Street Agreements, the combined fee payable to State Street by the Fund will not exceed $140,000 annually. The Fund also reimburses State Street for certain out-of-pocket expenses.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement Columbia provides services related to Fund expenses and the Sarbanes-Oxley Act of 2002 and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under separate agreements, Columbia delegated certain functions to State Street. As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. Under its pricing and bookkeeping agreement with the Fund, Columbia received an annual fee at the same fee structure described under the State Street Agreements above. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended December 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.028% of the Fund's average daily net assets.

Transfer Agent Fee
Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For six months ended December 31, 2006, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees and net of fee waivers, if applicable, was 0.05% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees
Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended December 31, 2006, the Distributor retained net underwriting discounts of $9,192 on sales of the Fund's Class A shares and received net CDSC of $6,500, $28,864 and $344 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees
All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended December 31, 2006, the Fund paid $1,465 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information
For the six months ended December 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $145,057,510 and $107,221,540, respectively.

At December 31, 2006, the Fund held Inverse Floaters related to the following securities:

                                                        PAR
            CO Department of Transportation, Series
             2001, 5.500%, 06/15/14                       6,000,000
            CO Department of Transportation, Series
             2001, 5.500%, 06/15/15                       4,000,000
            NC Charlotte/Douglas International Airport,
             Series 1999, AMT, 6.00%, 07/01/24            8,000,000
            WA Port of Seattle, Series 2000 A, AMT,
             6.000%, 02/01/10                             2,500,000
            WA Port of Seattle, Series 2000 B, AMT,
             6.000%, 02/01/11                             7,500,000
                                                        -----------
                                                        $28,000,000
                                                        ===========

Against which have been issued, $14,000,000 par of Floating-Rate Notes bearing an interest rates at December 31, 2006 ranging from 4.063% to 6.000%, at a weighted average rate of 5.022%. Interest paid on the Floating-Rate Notes during the six months ended December 31, 2006 was at an average rate of 3.847%. The Fund's physical holdings at December 31, 2006 were Inverse Floaters totaling $14,000,000 par, market value of $15,922,813 bearing interest at a weighted rate of 6.621%. The Inverse Floaters are exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

Note 6. Line of Credit
The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street Bank. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended December 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest
As of December 31, 2006, the Fund had a shareholder that held 62.82% of the shares outstanding whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion.

Note 8. Disclosure of Significant Risks and Contingencies

Municipal Bond Tax Status
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Concentration of Credit Risk
The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Services, Inc., except for Radian Asset Assurance, Inc. which is rated Aa3. At December 31, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

                                              % of Total
                        Insurer               Investment
                        Ambac Assurance Corp.    8.9%
                        MBIA Insurance Corp.     7.7

Geographic Concentration
The Fund has greater than 5% of its total investments at December 31, 2006 invested in debt obligations issued by the states of California, Florida, Massachusetts, New York and Texas and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the states' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Legal Proceedings
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Bane of America Capital Management, LLC (now named Columbia Management Advisors, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to pay $70 million in

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above , various parties have filed suit against certain funds, the Trustees of the Columbia Funds. FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds. Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named

Columbia High Yield Municipal Fund
December 31, 2006 (Unaudited)


as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has accordingly, deferred the briefing schedule for the appeal. The parties subsequently executed a settlement term sheet to fully resolve all claims in the litigation. The parties are finalizing the settlement and expect presently to submit it for court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended December 31, 2006, Columbia has assumed $477 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

.. so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

.. the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 11, 2006

  I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission./2/

A. Role of the Independent Fee Consultant
The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process
Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.The nature and quality of CMA's services, including the Fund's performance;

2.Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.Possible economies of scale as the Fund grows larger;

4.Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.Profit margins of CMA and its affiliates from supplying such services.

1CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.
2I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation
The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

  II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1. Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

    Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2. Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

    Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3. Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one year performance into a fund-by-fund screen.

    Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4. Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

    Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5. Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint... Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

    Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

6. Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

    Status: Trustees monitor performance on an ongoing basis.

  III. Findings

A. General
1. Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2. In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance
3. The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4. The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5. The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6. The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies
7. The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8. The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9. The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process
10. The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale
11. CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients
12. CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits
13. The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

  IV. Recommendations

A. Performance
1. Trustees may wish to consider incorporating risk adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2. Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale
3. Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees
4. Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability
5. Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6. Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7. Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

Appendix


Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1. Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5. Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6. Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7. Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8. Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9. Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

Columbia Funds - Columbia High Yield Municipal Fund

       -----------------------------------------------------------------
       Growth Funds               Columbia Acorn Fund
                                  Columbia Acorn Select
                                  Columbia Acorn USA
                                  Columbia Large Cap Growth Fund
                                  Columbia Marsico 21st Century Fund
                                  Columbia Marsico Focused Equities Fund
                                  Columbia Marsico Growth Fund
                                  Columbia Mid Cap Growth Fund
                                  Columbia Small Cap Growth Fund I
                                  Columbia Small Cap Growth Fund II
       -----------------------------------------------------------------
       Core Funds                 Columbia Common Stock Fund
                                  Columbia Large Cap Core Fund
                                  Columbia Small Cap Core Fund
       -----------------------------------------------------------------
       Value Funds                Columbia Disciplined Value Fund
                                  Columbia Dividend Income Fund
                                  Columbia Large Cap Value Fund
                                  Columbia Mid Cap Value Fund
                                  Columbia Small Cap Value Fund I
                                  Columbia Small Cap Value Fund II
                                  Columbia Strategic Investor Fund
       -----------------------------------------------------------------
       Asset Allocation/Hybrid    Columbia Asset Allocation Fund
       Funds                      Columbia Asset Allocation Fund II
                                  Columbia Balanced Fund
                                  Columbia Liberty Fund
                                  Columbia LifeGoal/TM/ Balanced Growth
                                  Portfolio
                                  Columbia LifeGoal/TM/ Growth Portfolio
                                  Columbia LifeGoal/TM/ Income Portfolio
                                  Columbia LifeGoal/TM/ Income and
                                  Growth Portfolio
                                  Columbia Masters Global Equity
                                  Portfolio
                                  Columbia Masters Heritage Portfolio
                                  Columbia Masters International Equity
                                  Portfolio
                                  Columbia Thermostat Fund
       -----------------------------------------------------------------
       Index Funds                Columbia Large Cap Enhanced Core Fund
                                  Columbia Large Cap Index Fund
                                  Columbia Mid Cap Index Fund
                                  Columbia Small Cap Index Fund
       -----------------------------------------------------------------
       Specialty Funds            Columbia Convertible Securities Fund
                                  Columbia Real Estate Equity Fund
                                  Columbia Technology Fund
       -----------------------------------------------------------------
       Global/International Funds Columbia Acorn International
                                  Columbia Acorn International Select
                                  Columbia Global Value Fund
                                  Columbia Greater China Fund
                                  Columbia International Stock Fund
                                  Columbia International Value Fund
                                  Columbia Marsico International
                                  Opportunities Fund
                                  Columbia Multi-Advisor International
                                  Equity Fund
                                  Columbia World Equity Fund

Columbia Funds - Columbia High Yield Municipal Fund

          ------------------------------------------------------------
          Taxable Bond Funds    Columbia Conservative High Yield Fund
                                Columbia Core Bond Fund
                                Columbia Federal Securities Fund
                                Columbia High Income Fund
                                Columbia High Yield Opportunity Fund
                                Columbia Income Fund
                                Columbia Intermediate Bond Fund
                                Columbia Short Term Bond Fund
                                Columbia Strategic Income Fund
                                Columbia Total Return Bond Fund
                                Columbia U.S. Treasury Index Fund
          ------------------------------------------------------------
          Tax-Exempt Bond Funds Columbia California Tax-Exempt Fund
                                Columbia California Intermediate
                                Municipal Bond Fund
                                Columbia Connecticut Tax-Exempt Fund
                                Columbia Connecticut Intermediate
                                Municipal Bond Fund
                                Columbia Georgia Intermediate
                                Municipal Bond Fund
                                Columbia High Yield Municipal Fund
                                Columbia Intermediate Municipal Bond
                                Fund
                                Columbia Massachusetts Intermediate
                                Municipal Bond Fund
                                Columbia Massachusetts Tax-Exempt Fund
                                Columbia Maryland Intermediate
                                Municipal Bond Fund
                                Columbia North Carolina Intermediate
                                Municipal Bond Fund
                                Columbia New York Tax-Exempt Fund
                                Columbia New Jersey Intermediate
                                Municipal Bond Fund
                                Columbia New York Intermediate
                                Municipal Bond Fund
                                Columbia Oregon Intermediate
                                Municipal Bond Fund
                                Columbia Rhode Island Intermediate
                                Municipal Bond Fund
                                Columbia South Carolina Intermediate
                                Municipal Bond Fund
                                Columbia Short Term Municipal Bond
                                Fund
                                Columbia Tax-Exempt Fund
                                Columbia Virginia Intermediate
                                Municipal Bond Fund
          ------------------------------------------------------------
          Money Market Funds    Columbia California Tax-Exempt
                                Reserves
                                Columbia Cash Reserves
                                Columbia Connecticut Municipal
                                Reserves
                                Columbia Government Plus Reserves
                                Columbia Government Reserves
                                Columbia Massachusetts Municipal
                                Reserves
                                Columbia Money Market Reserves
                                Columbia Municipal Reserves
                                Columbia New York Tax-Exempt Reserves
                                Columbia Prime Reserves
                                Columbia Tax-Exempt Reserves
                                Columbia Treasury Reserves

For complete product information on any Columbia Fund, visit our website at www.columbiafunds.com.
Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual Investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report

Columbia High Yield Municipal Fund

  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston, MA 02266-8081
  1-800-345-6611

  Distributor

  Columbia Management
  Distributors, Inc.
  One Financial Center
  Boston, MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual Investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia High Yield Municipal Fund

Semiannual Report - December 31, 2006
                                    [GRAPHIC]



(C)2007 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC - 44/116624-1206 (02/07) 06/33561

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

    (a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b)There was no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Series Trust I
                         --------------------------------

By (Signature and Title) /s/ Christopher L. Wilson
                         --------------------------------
                         Christopher L. Wilson, President

Date                     February 27, 2007
                         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher L. Wilson
                         --------------------------------
                         Christopher L. Wilson, President

Date                     February 27, 2007
                         --------------------------------

By (Signature and Title) /s/ J. Kevin Connaughton
                         --------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     February 27, 2007
                         --------------------------------